UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23686

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

(Exact name of Registrant as specified in charter)
American International Plaza Building - Tenth Floor
250 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918

(Address of principal executive offices)(Zip code)
Liana Loyola
Secretary
American International Plaza Building - Tenth Floor
250 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918
(Name and Address of Agent for Service)
Copies to:

Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Owen Meacham UBS Business Solutions US LLC One North Wacker Drive Chicago, IL 60606
Registrant’s telephone number,
including
area code: (787)
250-3600
Date of fiscal year end:  March 31
Date of reporting period:  April 1, 2025 – September 30, 2025

Item 1. Report to Unitholders.
(a)  The following is a copy of the report transmitted to unitholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “1940 Act”).

Semi-Annual Shareholder Report
as of September 30, 2025

Multi-Select Securities Fund for Puerto Rico Residents
International Portfolio I - Class A - PRANX
This semi-annual shareholder report contains important information about the International Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$187	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,199,301

# of Portfolio Holdings	47

Portfolio Turnover Rate	22.79%

Total Advisory Fees Paid	$11,117
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

ING Group N.V.	2.88%

Grab Holdings Limited	2.4%

Barclays PLC	2.3%

UCB SA	2.2%

Roche Holding AG	2.1%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view
additional
information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this
information
by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

Semi-Annual Shareholder Report
as of September 30, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Core Portfolio I - Class A - PRAOX
This semi-annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$195	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$7,499,845

# of Portfolio Holdings	47

Portfolio Turnover Rate	24.55%

Total Advisory Fees Paid	$35,039
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	7.58%

Microsoft Corp.	6.8%

Apple, Inc.	5.9%

Meta Platforms, Inc.	4.3%

Alphabet, Inc. Class A	4.2%

Portfolio Holdings Summaries
The Portfolio consists 100% of
equity
securities.
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

Semi-Annual Shareholder Report
as of September 30, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Core Portfolio I - Class L - PRBKX
This semi-annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$194	1.75%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$7,499,845

# of Portfolio Holdings	47

Portfolio Turnover Rate	24.55%

Total Advisory Fees Paid	$35,039
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

NVIDIA	7.58%

Microsoft Corp.	6.8%

Apple, Inc.	5.9%

Meta Platforms, Inc.	4.3%

Alphabet, Inc. Class A	4.2%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view
additional
information about the Fund; including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also
request
this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class L

Semi-Annual Shareholder Report
as of September 30, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Growth Portfolio I - Class A - PRAQX
This semi-annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$196	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$9,659,866

# of Portfolio Holdings	37

Portfolio Turnover Rate	59.55%

Total Advisory Fees Paid	$44,593
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

NVIDIA, Corp.	11.74%

Microsoft, Corp.	10.4%

Apple, Inc.	7.2%

Amazon.com, Inc.	4.2%

Alphabet, Inc. Class C	4.1%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to
view
additional information about the Fund; including but not limited to financial statements or holdings, please
visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

Semi-Annual Shareholder Report
as of September 30, 2025

SShort
Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Growth Portfolio I - Class L - PRBNX
This semi-annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$195	1.75%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$9,659,866

# of Portfolio Holdings	37

Portfolio Turnover Rate	59.55%

Total Advisory Fees Paid	$44,593
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

NVIDIA, Corp.	11.74%

Microsoft, Corp.	10.4%

Apple, Inc.	7.2%

Amazon.com, Inc.	4.2%

Alphabet, Inc . Class C	4.1%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this
information
by
contacting
us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class L

Semi-Annual Shareholder Report
as of September 30, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Value Portfolio I - Class A - PRAUX
This semi-annual shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$184	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,604,532

# of Portfolio Holdings	28

Portfolio Turnover Rate	12.92%

Total Advisory Fees Paid	$31,295
Top 5 Sectors (% of Net
Assets
)

Top 5 Holdings (% of Net Assets)

Corning, Inc.	4.55%

Apple, Inc.	4.4%

Norfolk Southern Corp.	4.4%

BlackRock, Inc.	4.0%

Phillip Morris International, Inc.	3.7%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional
information
about the Fund;
including
but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

Semi-Annual Shareholder Report
as of September 30, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Value Portfolio I - Class L - PRBOX
This semi-annual shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$184	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,604,532

# of Portfolio Holdings	28

Portfolio Turnover Rate	12.92%

Total Advisory Fees Paid	$31,295
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Corning, Inc.	4.55%

Apple, Inc.	4.4%

Norfolk Southern Corp.	4.4%

BlackRock, Inc.	4.0%

Phillip Morris International, Inc.	3.7%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view
additional
information
about the Fund; including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class L

Semi-Annual Shareholder Report
as of September 30, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Mid Cap Core Portfolio I - Class A - PRAVX
This semi-annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$182	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment )

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,596,944

# of Portfolio Holdings	33

Portfolio Turnover Rate	5.99%

Total Advisory Fees Paid	$22,522
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Armstrong World Industries, Inc.	4.20%

AerCap Holdings N.V.	4.1%

Tempur Sealy International, Inc.	3.9%

Dollar Tree, Inc.	3.7%

Churchill Downs, Inc.	3.3%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional
information
about the Fund;
including
but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

Semi-Annual Shareholder Report
as of September 30, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Mid Cap Core Portfolio I - Class L - PRBPX
This semi-annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$182	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,596,944

# of Portfolio Holdings	33

Portfolio Turnover Rate	5.99%

Total Advisory Fees Paid	$22,522
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Armstrong World Industries, Inc.	4.20%

AerCap Holdings N.V.	4.1%

Tempur Sealy International, Inc.	3.9%

Dollar Tree, Inc.	3.7%

Churchill Downs, Inc.	3.3%

Portfolio
Holdings
Summaries
The Portfolio consists 100% of
equity
securities.
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also
request
this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class L

Semi-Annual Shareholder Report
as of September 30, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Small Cap Core Portfolio I - Class A - PRAWX
This semi-annual shareholder report contains important information about the Small Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2025, to September 30, 2025. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$187	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,432,732

# of Portfolio Holdings	39

Portfolio Turnover Rate	22.48%

Total Advisory Fees Paid	$11,573
Top 5 Sectors (% of Net
Assets
)

Top 5 Holdings (% of Net Assets)

Rambus, Inc.	2.69%

Tower Semiconductor Ltd.	2.7%

Atmus Filtration Technologies, Inc.	2.5%

BorgWarner, Inc.	2.4%

Gentex Corp.	2.4%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity
securities
.
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial
statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by
contacting
us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

(b)  Not applicable.

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable.

(b)   Not applicable.

Item 6. Investments.

(a)  The Schedule of Investments is included as part of the report to unitholders included under Item 7(a) of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  The Financial Statements for Multi-Select Securities Fund for Puerto Rico Residents (the “Fund” or the “Registrant”) are attached herewith.

(b)  The Registrant’s Financial Highlights are included as part of the report to unitholders filed under Item 7(a) of this Form N-CSR.

Multi-Select Securities Fund For Puerto Rico Residents, Inc.

SEMI-ANNUAL REPORT September 30, 2025

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

Table of Contents

Financial Highlights [Item 7 of Form N-CSR]	1

Schedule of Investments [Item 6 of Form N-CSR]	11

Financial Statements [Item 7 of Form N-CSR]
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26

Notes to Financial Statements [Item 7 of Form N-CSR]	32

Other Information (Unaudited)	48

Statement Regarding Basis for Approval of Investment Advisory Contract [Item 11 of Form N-CSR]	49

Changes in and Disagreements with Accountants for Open-End Management Investment Companies [Item 8 of Form NCSR]
Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies [Item 10 of Form N-CSR]
Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

International Portfolio I - Financial Highlights

			Class A Units
			For the period from April 1, 2025, to September 30, 2025 (Unaudited)		For the fiscal year ended March 31, 2025		For the fiscal year ended March 31, 2024		For the fiscal year ended March 31, 2023		For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$10.84		$10.19		$9.27		$9.84		$10.53

Operating		Net investment income (loss)	0.02		0.00	**	0.02		0.00	**	(0.04)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	1.26		0.67		0.90		(0.57)		(0.65)

		Total from investment operations	1.28		0.67		0.92		(0.57)		(0.69)
		Less: Dividends from net investment income to common unitholders	0.00	***	(0.02)		0.00	***	-		-

		Net asset value, end of period	$12.12		$10.84		$10.19		$9.27		$9.84

Total Investment Return: (b)		Based on net asset value per unit ^	11.84%		6.61%		9.95%		(5.79%)		(6.55%)

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.77%		1.76%		1.76%		1.82%		1.75%
		Gross expenses to average net assets	3.74%		3.42%		4.15%		3.06%		2.78%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	0.26%		0.02%		0.22%		0.02%		(0.40%)

Supplemental		Net assets, end of period (in thousands)	$2,199		$2,537		$2,605		$3,040		$3,897

Data:	(e)	Portfolio turnover	22.79%		37.63%		41.21%		32.83%		60.95%

	**	Net investment income for the fiscal year ended March 31, 2025, and March 31, 2023, amounted to $0.002.

	***	Dividends from net investment income to common unitholders for the period from April 1, 2025, to September 30, 2025, and for the fiscal year ended March 31, 2024, amounted to $0.003 and $0.002, respectively.

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 194,270; 239,481; 277,603; 355,315; and 414,618 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2025, to September 30, 2025.

	(c)	Based on average net assets of $2,230,980, $2,500,315, $2,613,871, $3,086,355, and $4,428,630 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2025, to September 30, 2025, were annualized using a 365-day base.

	(d)	The effect of the expenses waived for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus increasing the net investment income ratio to average net assets applicable to common unitholders by 1.97%, 1.66%, 2.39%, 1.24%, and 1.03%, respectively.

	(e)	Portfolio turnover is not annualized for the period from April 1, 2025, to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Core Portfolio I - Financial Highlights	(continues)

		Class A Units

		For the period from April 1, 2025, to September 30, 2025 (Unaudited)	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$43.05	$41.14	$31.35	$36.44	$32.67

Operating	Net investment income (loss)	(0.27)	(0.44)	(0.32)	(0.24)	(0.35)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	9.73	2.35	10.11	(4.85)	4.12

	Total from investment operations	9.46	1.91	9.79	(5.09)	3.77

	Net asset value, end of period	$52.51	$43.05	$41.14	$31.35	$36.44

Total Investment Return: (b)	Based on net asset value per unit ^	21.98%	4.64%	31.23%	(13.94%)	11.51%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.75%	1.76%	1.81%	1.75%
	Gross expenses to average net assets	2.63%	2.53%	3.20%	2.64%	2.80%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.13%)	(1.00%)	(0.91%)	(0.79%)	(0.97%)

Supplemental	Net assets, end of period (in thousands)	$4,528	$4,328	$5,017	$4,325	$5,383

Data:	(e) Portfolio turnover	24.55%	50.27%	41.95%	67.09%	47.04%

	^ Total investment return excludes the effects of sales charges.

(a)  Based on average outstanding units of 92,590, 113,536; 129,639; 142,680; and 153,350 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(b)  Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2025, to September 30, 2025.

(c)   Based on average net assets of $4,390,351, $5,025,387, $4,547,169, $4,440,889, and $5,535,739 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2025, to September 30, 2025, were annualized using a 365-day base.

(d)  The effect of the expenses waived for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.87%, 0.78%, 1.44%, 0.83%, and 1.05%, respectively.

	(e) Portfolio turnover is not annualized for the period from April 1, 2025, to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Core Portfolio I - Financial Highlights	(concluded)

		Class L Units

		For the period from April 1, 2025, to September 30, 2025 (Unaudited)	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$44.85	$42.87	$32.67	$37.99	$34.20

Operating	Net investment income (loss)	(0.28)	(0.46)	(0.33)	(0.27)	(0.52)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	10.14	2.44	10.53	(5.05)	4.31

	Total from investment operations	9.86	1.98	10.20	(5.32)	3.79

	Net asset value, end of period	$54.71	$44.85	$42.87	$32.67	$37.99

Total Investment Return: (b)	Based on net asset value per unit ^	21.99%	4.62%	31.22%	(13.98%)	11.05%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.75%	1.76%	1.87%	2.15%
	Gross expenses to average net assets	2.62%	2.53%	3.22%	2.71%	3.30%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.12%)	(1.00%)	(0.91%)	(0.85%)	(1.37%)

Supplemental	Net assets, end of period (in thousands)	$2,971	$2,436	$2,328	$1,774	$2,063

Data:	(e) Portfolio turnover	24.55%	50.27%	41.95%	67.09%	47.04%

	^ Total investment return excludes the effects of sales charges.

(a)  Based on average outstanding units of 54,318 for the period from April 1, 2025, to September 30, 2025, and for fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(b)  Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2025, to September 30, 2025.

(c)   Based on average net assets of $2,694,564, $2,506,984, $1,989,504, $1,758,151, and $2,049,032 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2025, to September 30, 2025, were annualized using a 365-day base.

(d)  The effect of the expenses waived for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.87%, 0.78%, 1.46%, 0.84%, and 1.15%, respectively.

	(e) Portfolio turnover is not annualized for the period from April 1, 2025, to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Growth Portfolio I - Financial Highlights	(continues)

		Class A Units

		For the period from April 1, 2025, to September 30, 2025 (Unaudited)	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$49.99	$48.22	$34.25	$39.63	$36.62

Operating	Net investment income (loss)	(0.40)	(0.74)	(0.55)	(0.41)	(0.60)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	11.75	2.51	14.52	(4.97)	3.61

	Total from investment operations	11.35	1.77	13.97	(5.38)	3.01

	Net asset value, end of period	$61.34	$49.99	$48.22	$34.25	$39.63

Total Investment Return: (b)	Based on net asset value per unit ^	22.68%	3.69%	40.79%	(13.58%)	8.22%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.76%	1.81%	1.75%
	Gross expenses to average net assets	2.48%	2.50%	3.10%	2.65%	2.77%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.43%)	(1.42%)	(1.38%)	(1.27%)	(1.44%)

Supplemental	Net assets, end of period (in thousands)	$6,549	$5,781	$6,085	$5,462	$6,556

Data:	(e) Portfolio turnover	59.55%	72.43%	65.62%	76.07%	124.60%

	^ Total investment return excludes the effects of sales charges.

(a)  Based on average outstanding units of 110,087, 120,447; 144,579; 161,956; and 172,951 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(b)  Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2025, to September 30, 2025.

(c)   Based on average net assets of $6,210,415, $6,273,608, $5,744,785, $5,287,251, and $7,139,920 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2025, to September 30, 2025, were annualized using a 365-day base.

(d)  The effect of the expenses waived for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.72%, 0.75%, 1.34%, 0.84%, and 1.02%, respectively.

	(e) Portfolio turnover is not annualized for the period from April 1, 2025, to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Growth Portfolio I - Financial Highlights	(concluded)

		Class L Units

		For the period from April 1, 2025, to September 30, 2025 (Unaudited)	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$46.68	$45.03	$31.98	$37.03	$34.35

Operating	Net investment income (loss)	(0.38)	(0.69)	(0.52)	(0.40)	(0.71)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	10.98	2.34	13.57	(4.65)	3.39

	Total from investment operations	10.60	1.65	13.05	(5.05)	2.68

	Net asset value, end of period	$57.28	$46.68	$45.03	$31.98	$37.03

Total Investment Return: (b)	Based on net asset value per unit ^	22.68%	3.68%	40.81%	(13.64%)	7.80%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.76%	1.76%	1.88%	2.15%
	Gross expenses to average net assets	2.48%	2.51%	3.14%	2.72%	3.27%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.43%)	(1.42%)	(1.38%)	(1.33%)	(1.84%)

Supplemental	Net assets, end of period (in thousands)	$3,111	$2,536	$2,445	$1,737	$2,011

Data:	(e) Portfolio turnover	59.55%	72.43%	65.62%	76.07%	124.60%

	^ Total investment return excludes the effects of sales charges.

(a)  Based on average outstanding units of 54,310 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(b)  Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2025, to September 30, 2025.

(c)   Based on average net assets of $2,866,142, $2,643,495, $2,028,454, $1,653,329, and $2,100,811 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2025, to September 30, 2025, were annualized using a 365-day base.

(d)  The effect of the expenses waived for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.73%, 0.75%, 1.38%, 0.84%, and 1.12%, respectively.

	(e) Portfolio turnover is not annualized for the period from April 1, 2025, to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Value Portfolio I - Financial Highlights	(continues)

		Class A Units

		For the period from April 1, 2025, to September 30, 2025 (Unaudited)	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$27.14	$25.42	$23.44	$25.89	$22.93

Operating	Net investment income (loss)	(0.02)	0.02	0.06	0.02	(0.02)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.47	1.77	1.94	(2.47)	3.00

	Total from investment operations	2.45	1.79	2.00	(2.45)	2.98

	Less: Dividends from net investment income to common unitholders	(0.02)	(0.07)	(0.02)	-	(0.02)

	Net asset value, end of period	$29.57	$27.14	$25.42	$23.44	$25.89

Total Investment Return: (b)	Based on net asset value per unit ^	9.03%	7.07%	8.52%	(9.46%)	12.99%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.77%	1.81%	1.75%
	Gross expenses to average net assets	2.72%	2.66%	3.03%	2.63%	2.82%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.11%)	0.07%	0.27%	(0.07%)	(0.09%)

Supplemental	Net assets, end of period (in thousands)	$4,554	$4,374	$4,574	$5,306	$6,193

Data:	(e) Portfolio turnover	12.92%	8.26%	9.02%	2.81%	12.17%

	^ Total investment return excludes the effects of sales charges.

(a)  Based on average outstanding units of 157,207, 171,185; 200,581; 230,480; and 246,603 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

(b)  Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2025, to September 30, 2025.

(c)   Based on average net assets of $4,385,368, $4,484,825, $4,725,566, $5,422,365, and $6,148,778 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2025, to September 30, 2025, were annualized using a 365-day base.

(d)  The effect of the expenses waived for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.96%, 0.89%, 1.26%, 0.82%, and 1.07%, respectively.

	(e) Portfolio turnover is not annualized for the period from April 1, 2025, to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Value Portfolio I - Financial Highlights	(concluded)

		Class L Units

		For the period from April 1, 2025, to September 30, 2025 (Unaudited)	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024		For the fiscal year ended March 31, 2023		For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$26.22	$24.55	$22.63		$25.01		$22.22

Operating	Net investment income (loss)	(0.02)	0.02	0.06		0.00	*	(0.12)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.39	1.71	1.86		(2.38)		2.91

	Total from investment operations	2.37	1.73	1.92		(2.38)		2.79

	Less: Dividends from net investment income to common unitholders	(0.02)	(0.06)	0.00	**	-		-

	Net asset value, end of period	$28.57	$26.22	$24.55		$22.63		$25.01

Total Investment

Return: (b)	Based on net asset value per unit ^	9.04%	7.07%	8.50%		(9.52%)		12.56%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.77%		1.87%		2.15%

	Gross expenses to average net assets	2.72%	2.66%	3.06%		2.69%		3.32%

	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.12%)	0.07%	0.27%		(0.01%)		(0.49%)

Supplemental	Net assets, end of period (in thousands)	$2,050	$2,050	$1,757		$1,619		$1,790

Data:	(e) Portfolio turnover	12.92%	8.26%	9.02%		2.81%		12.17%

	* Net investment income for the fiscal year ended March 31, 2023, amounted to $0.002.

	** Dividends from net investment income to common unitholders for the fiscal year ended March 31, 2024, amounted to $0.002.

	^ Total investment return excludes the effects of sales charges.

(a)  Based on average outstanding units of 71,753, 71,696; 71,569; 71,563; and 71,563 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(b)  Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2025, to September 30, 2025.

(c)   Based on average net assets of $1,934,797, $1,816,234, $1,629,491, $1,622,972, and $1,727,903 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2025, to September 30, 2025, were annualized using a 365-day base.

(d)  The effect of the expenses waived for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.96%, 0.90%, 1.29%, 0.82%, and 1.17%, respectively.

	(e) Portfolio turnover is not annualized for the period from April 1, 2025, to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Mid Cap Core Portfolio I - Financial Highlights	(continues)

		Class A Units

		For the period from April 1, 2025, to September 30, 2025 (Unaudited)	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$43.33	$46.58	$36.79	$38.48	$37.50

Operating	Net investment income (loss)	(0.19)	(0.37)	(0.34)	(0.33)	(0.38)

Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.97	(2.88)	10.13	(1.36)	1.36

	Total from investment operations	2.78	(3.25)	9.79	(1.69)	0.98

	Net asset value, end of period	$46.11	$43.33	$46.58	$36.79	$38.48

Total Investment

Return: (b)	Based on net asset value per unit ^	6.42%	(6.98%)	26.61%	(4.39%)	2.61%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.75%	1.75%	1.80%	1.75%

	Gross expenses to average net assets	2.89%	2.74%	3.28%	2.76%	2.80%

	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.87%)	(0.81%)	(0.85%)	(0.92%)	(0.97%)

Supplemental	Net assets, end of period (in thousands)	$2,887	$2,842	$3,402	$3,761	$4,234

Data:	(e) Portfolio turnover	5.99%	10.39%	16.54%	18.48%	101.44%

	^ Total investment return excludes the effects of sales charges.

(a)  Based on average outstanding units of 64,083; 68,884; 87,649; 106,117; and 113,446 for the period from April 1, 2025, to September 30, 2025, and from for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(b)  Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2025, to September 30, 2025.

(c)   Based on average net assets of $2,870,441, $3,124,492, $3,491,475, $3,836,236, and $4,496,162 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2025, to September 30, 2025, were annualized using a 365-day base.

(d)  The effect of the expenses waived for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.13%, 0.98%, 1.53%, 0.96%, and 1.05%, respectively.

	(e) Portfolio turnover is not annualized for the period from April 1, 2025, to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Mid Cap Core Portfolio I - Financial Highlights	(concluded)

			Class L Units

			For the period from April 1, 2025, to September 30, 2025 (Unaudited)	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$38.20	$41.06	$32.44	$33.95	$33.22

Operating		Net investment income (loss)	(0.17)	(0.32)	(0.30)	(0.31)	(0.48)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.62	(2.54)	8.92	(1.20)	1.21

		Total from investment operations	2.45	(2.86)	8.62	(1.51)	0.73

		Net asset value, end of period	$40.65	$38.20	$41.06	$32.44	$33.95

Total Investment Return: (b)		Based on net asset value per unit ^	6.41%	(6.96%)	26.57%	(4.45%)	2.20%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.75%	1.75%	1.86%	2.15%
		Gross expenses to average net assets	2.89%	2.73%	3.33%	2.83%	3.30%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.87%)	(0.81%)	(0.84%)	(0.98%)	(1.37%)

Supplemental		Net assets, end of period (in thousands)	$1,710	$1,710	$1,727	$1,364	$1,428

Data:	(e)	Portfolio turnover	5.99%	10.39%	16.54%	18.48%	101.44%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 42,055 for the period from April 1, 2025, to September 30, 2025, and for fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2025, to September 30, 2025.

	(c)	Based on average net assets of $1,661,009, $1,682,059, $1,484,347, $1,339,166, and $1,473,501 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)	The effect of the expenses waived for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.13%, 0.98%, 1.58%, 0.97%, and 1.15%, respectively.

	(e)	Portfolio turnover is not annualized for the period from April 1, 2025, to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Small Cap Core Portfolio I - Financial Highlights

			Class A Units

			For the period from April 1, 2025, to September 30, 2025 (Unaudited)	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$29.39	$30.30	$29.04	$30.79	$30.63

Operating		Net investment income (loss)	(0.13)	(0.24)	(0.20)	(0.21)	(0.30)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	3.92	(0.67)	1.46	(1.54)	0.46

		Total from investment operations	3.79	(0.91)	1.26	(1.75)	0.16

		Net asset value, end of period	$33.18	$29.39	$30.30	$29.04	$30.79

Total Investment Return: (b)		Based on net asset value per unit ^	12.89%	(3.00%)	4.34%	(5.71%)	0.56%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.76%	1.82%	1.75%
		Gross expenses to average net assets	3.53%	3.14%	3.97%	3.06%	2.81%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.87%)	(0.79%)	(0.72%)	(0.74%)	(0.96%)

Supplemental		Net assets, end of period (in thousands)	$2,433	$2,267	$2,916	$3,074	$3,643

Data:		(e) Portfolio turnover	22.48%	6.33%	25.08%	31.79%	146.86%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 74,957; 91,883; 101,120; 110,524; and 126,041 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2025, to September 30, 2025.

	(c)	Based on average net assets of $2,319,374, $2,827,987, $2,882,874, $3,100,291, and $3,904,319 for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2025, to September 30, 2025, were annualized using a 365-day base.

	(d)	The effect of the expenses waived for the period from April 1, 2025, to September 30, 2025, and for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.77%, 1.38%, 2.21%, 1.24%, and 1.06%, respectively.

	(e)	Portfolio turnover is not annualized for the period from April 1, 2025, to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments			September 30, 2025 (Unaudited)

COMMON STOCKS - 75.56% of net assets applicable to common unitholders
Shares		Issuer	Value

Belgium - 4.19% of net assets applicable to common unitholders
Chemicals & Allied - 2.88% of total investments
337	B	UCB SA - Sponsored ADR	$47,783

Depository Institutions - 2.66% of total investments
741	B	KBC Group NV - Sponsored ADR	44,267

Total Belgium (cost $47,281)			$92,050

Curacao - 1.47% of net assets applicable to common unitholders
Oil and Gas Extract - 1.95% of total investments
941		Schlumberger Limited	$32,342

Total Curacao (cost $37,963)			$32,342

England - 10.92% of net assets applicable to common unitholders
Food and Kindred Products - 1.51% of total investments
263	B	Diageo PLC - Sponsored ADR	$25,098

Depository Institutions - 3.00% of total investments
2,413	B	Barclays PLC - Sponsored ADR	49,877

Engineering, Accounting, Research, Management, and Related Services - 2.10% of total investments
543	B	Intertek Group PLC - Sponsored ADR	34,842

Miscellaneous Services- 1.76% of total investments
1,242	B	SSE PLC - Sponsored ADR	29,175

Chemicals and Allied Products - 2.73% of total investments
591	B	AstraZeneca PLC - Sponsored ADR	45,342

Security & Commodity Brokers, Dealers, Exchanges and Services - 1.48% of total investments
848	B	London Stock Exchange Group, Inc - Sponsored ADR	24,550

Wholesale Trade Non-Durable Goods - 1.89% of total investments
1,969	B	Bunzl PLC - Sponsored ADR	31,346

Total England (cost $232,314)			$240,230

France - 6.16% of net assets applicable to common unitholders
Aircraft Engines - 2.32% of total investments
613	B	Thales S.A. - Sponsored ADR	$38,582

Transportation Equipment - 2.22% of total investments
634	B	Airbus SE - Sponsored ADR	36,911

Chemicals & Allied - 1.49% of total investments
598	B	L’Air Liquide S.A. - Sponsored ADR	24,775

Business Services - 2.12% of total investments
1,458	B	Publicis Groupe S.A. - Sponsored ADR	35,167

Total France (cost $87,990)			$135,435

Germany - 5.35% of net assets applicable to common unitholders
Coal Mining - 2.09% of total investments
1,838	B	E.ON SE - Sponsored ADR	$34,812

Business Services - 1.38% of total investments
86	B	SAP SE - Sponsored ADR	22,980

Railroad Transportation - 2.29% of total investments
1,617	B	Knorr-Bremse AG - Sponsored ADR	38,000

Chemicals & Allied - 1.31% of total investments
840	B	Merck Kommanditgesellschaft auf Aktien - Sponsored ADR	21,848

Total Germany (cost $82,609)			$117,640

Hong Kong - 1.58% of net assets applicable to common unitholders
Insurance Carriers - 1.58% of total investments
905	B	AIA Group Limited - Sponsored ADR	$34,779

Total Hong Kong (cost $33,430)			$34,779

Ireland - 8.23% of net assets applicable to common unitholders
Depository Institutions - 2.66% of total investments
2,703	B	Bank of Ireland Group PLC - Sponsored ADR	$44,275

Business Services - 2.75% of total investments
180	B	Flutter Entertainment PLC - Sponsored ADR	45,720

Health Care Services - 1.44% of total investments
137	A	ICON PLC	23,975

Transportation by Air - 2.44% of total investments
672		Ryanair Holdings PLC	40,468

Food and Kindred Products - 1.60% of total investments
296	B	Kerry Group PLC - Sponsored ADR	26,631

Total Ireland (cost $155,666)			$181,069

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments		(concluded)	September 30, 2025 (Unaudited)

Shares		Issuer	Value

Japan - 14.49% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 2.50% of total investments
2,607		Daifuku Co., LTD	$41,477

Electronic & Equipment - 2.73% of total investments
	B	Sony Group Corp. - Sponsored ADR	44,567

Insurance Carriers- 2.14% of total investments
310	B	Sony Financial Group - Sponsored ADR	747
825	B	Tokio Marine Holdings, Inc. - Sponsored ADR	34,733

Transportation Equipment - 1.45% of total investments
2,174		Shimano, Inc.	24,175

Food and Kindred Products - 2.24% of total investments
1,290		Ajinomoto Co., Inc.	37,268

Miscellaneous Retail - 1.55% of total investments
1,780	B	MonotaRO Co., Ltd. - Sponsored ADR	25,792

Real Estate - 2.23% of total investments
1,619	B	Mitsubishi Estate Co., Ltd. - Sponsored ADR	36,994

Miscellaneous Manufacturing Industries - 2.75% of total investments
2,141	B	Nintendo Co., Ltd. - Sponsored ADR	45,689

Measuring, Analytics, & Control Instruments - 1.64% of total investments
1,670	B	Terumo Corp. - Sponsored ADR	27,321

Total Japan (cost $231,030)			$318,763

Netherlands - 6.15% of net assets applicable to common unitholders
Insurance Carriers - 3.81% of total investments
2,428	B	ING Groep N.V. - Sponsored ADR	$63,322

Industrial & Commercial Machinery & Computer Equipment - 2.56% of total investments
44	B	ASML Holding N.V. - Sponsored ADR	42,596

Agricultural Services - 1.77% of total investments
2,704		CNH Industrial N.V.	29,338

Total Netherlands (cost $92,637)			$135,256

Portugal - 1.51% of net assets applicable to common unitholders
Petroleum Refining & Related Industries - 2.00% of total investments
3,531		Galp Energia, SGPS, S.A.	$33,262

Total Portugal (cost $32,679)			$33,262

Singapore - 3.94% of net assets applicable to common unitholders
Depository Institutions - 2.70% of total investments
283	B	DBS Group Holdings Limited - Sponsored ADR	$44,788

Telecommunications -Other - 2.52% of total investments
1,311	B	Singapore Telecommunications Limited - Sponsored ADR	41,926

Total Singapore (cost $40,020)			$86,714

Sweden - 1.37% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.81% of total investments
1,421	B	Epiroc AB - Sponsored ADR	$30,026

Total Sweden (cost $30,219)			$30,026

Switzerland - 5.24% of net assets applicable to common unitholders
Chemicals & Allied - 2.76% of total investments
1,105	B	Roche Holding AG - Sponsored ADR	$46,200

Depository Institutions - 2.05% of total investments
2,468	B	Julius Bär Gruppe AG - Sponsored ADR	34,132

Food and Kindred Products - 2.10% of total investments
380	B	Nestle SA - Sponsored ADR	34,873

Total Switzerland (cost $111,733)			$115,205

Taiwan - 1.59% of net assets applicable to common unitholders
Depository Institutions - 2.10% of total investments
125	B	Taiwan Semiconductor Manufacturing Company Limited - Sponsored ADR	$34,911

Total Taiwan (cost $9,103)			$34,911

United States - 3.37% of net assets applicable to common unitholders
Food and Kindred Products - 1.35% of total investments
1,631	B	Berry Corporation - Sponsored ADR	$22,426

Business Services - 3.11% of total investments
8,580		Grab Holdings Limited	51,652

Total United States (cost $69,230)			$74,078

TOTAL COMMON STOCKS (cost $1,293,904)			$1,661,760

		Total investments (75.56% of net assets)	$1,661,760
		Other assets less liabilities (24.44% of net assets)	537,541

		Net assets applicable to common unitholders - 100%	$2,199,301

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
2 Equity Index Contracts		E-Mini MSCI EAFE Index Contracts	12/19/25	$278,020	$640

The underlying notional amount at value of open long futures contracts is 12.64% of net assets applicable to common unitholders.

	A	Non-dividend producing security.

	B	A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments			(continued)	September 30, 2025 (Unaudited)

COMMON STOCKS - 82.68% of net assets applicable to common unitholders
Shares		Issuer		Value

Liberia - 0.98% of net assets applicable to common unitholders
Water Transportation - 1.18% of total investments
227		Royal Caribbean Cruises LTD		$73,453

Total Liberia (cost $55,052)				$73,453

Luxembourg - 1.08% of net assets applicable to common unitholders
Business Services - 1.31% of total investments
116	A	Spotify Technology, S.A.		$80,968

Total Luxembourg (cost $68,531)				$80,968

United States - 80.62% of net assets applicable to common unitholders		(continued)
Building Construction General Contractors and Operative Builders- 1.16% of total investments
424		D.R. Horton, Inc.		$71,855

Building Materials- 1.14% of total investments
174		Home Depot, Inc.		70,503

Business Services - 18.33% of total investments
977		Microsoft Corp.		506,037
1,295		Alphabet, Inc. Class A		314,815
285		Oracle Corporation		80,153
190	A	Palantir Technologies, Inc.		34,660
121		Snowflake, Inc.		27,292
54	A	United Rentals, Inc.		51,552
473	A	Take-Two Interactive Software, Inc.		122,204

Chemicals & Allied - 4.28% of total investments
159		Eli Lilly and Company		121,317
621		AbbVie, Inc.		143,786

Communications - 1.26% of total investments
227		T-Mobile US, Inc.		54,339
851		AT&T, Inc.		24,032

Depository Institutions - 7.08% of total investments
156		The Goldman Sachs Group, Inc.		124,231
799		JPMorgan Chase & Co.		252,029
1,215		Bank of America Corporation		62,682

Eating & Drinking Places- 0.78% of total investments
159		McDonald’s Corp.		48,319

Electronic & Equipment - 16.95% of total investments
657		Broadcom, Inc.		216,751
432		Micron Technology, Inc.		72,282
3,045		NVIDIA Corp.		568,136
521		GE Aerospace		156,727
230	A	Advanced Micro Devices, Inc.		37,212

Electric, Gas, and Sanitary Services - 2.32% of total investments
347		Constellation Energy Corp.		114,187
542		EQT Corp.		29,501

General Merchandise Store - 3.49% of total investments
98		Costco Wholesale Corporation		90,712
1,219		Walmart, Inc.		125,630

Holdging & Other Investment Offices- 2.46% of total investments
968	A	CBRE Group, Inc.		152,518

Industrial & Commercial Machinery & Computer Equipment - 9.20% of total investments
1,729		Apple, Inc.		440,255
319		Palo Alto Networks, Inc.		64,955
485		Lam Research Corporation		64,942

Insurance Carriers - 0.75% of total investments
135		UnitedHealth Group, Inc.		46,616

Measuring, Analytics, & Control Instruments - 1.42% of total investments
901	A	Boston Scientific Co.		87,965

Miscellaneous Retail - 4.86% of total investments
1,372	A	Amazon.com, Inc.		301,250

Miscellaneous Services- 5.66% of total investments
434		Meta Platforms, Inc.		318,721
35		ServiceNow, Inc.		32,210

Motion Pictures - 2.18% of total investments
113	A	Netflix, Inc.		135,478

Non-Depository Institution- 0.87% of total investments
162		American Express Company		53,810

Petroleum Refining & Related Industries - of total investments
397		Exxon Mobil Corp.		44,762

Rubber and Miscellaneous Plastics Products - % of total investments
891		NIKE, Inc.		62,129

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments			(concluded)		September 30, 2025 (Unaudited)

Shares		Issuer			Value
United States - 80.62% of net assets applicable to common unitholders		(concluded)

Security & Commodity Brokers, Dealers, Exchanges and Services -% of total investments
1,642		The Charles Schwab Corp.			$156,762
668	A	Blackstone, Inc.			114,128

Transportation Equipment - of total investments
219	A	Tesla, Inc.			97,394
907		RTX Corporation			151,768
370	A	The Boeing Company			79,857

Wholesale Trade- 1.93% of total investments
155		McKesson Corp.			119,741

Total United States (cost $3,214,532)					$6,046,205

TOTAL COMMON STOCKS (cost $3,338,115)					$6,200,626

		Total investments (82.68% of net assets)			$6,200,626
		Other assets less liabilities (17.32% of net assets)			1,299,219

		Net assets applicable to common unitholders - 100%			$7,499,845

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
2 Equity Index Contracts		E-Mini S&P 500 Index	12/19/25	$672,550	$1,750

		The underlying notional amount at value of open long futures contracts is 8.97% of net assets applicable to common unitholders.

	A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

Schedule of Investments	(continued)	September 30, 2025 (Unaudited)

COMMON STOCKS - 82.10% of net assets applicable to common unitholders
Shares		Issuer	Value
Canada - 1.36% of net assets applicable to common unitholders
Business Services - 1.86% of total investments
884	A	Shopify, Inc.	$131,371

Total Canada (cost $83,647)			$131,371

Ireland - 1.02% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.24% of total investments
263		Eaton Corporation PLC	$98,428

Total Ireland (cost $90,214)			$98,428

Luxembourg - 1.81% of net assets applicable to common unitholders
Business Services - 2.20% of total investments
250	A	Spotify Technology, S.A.	$174,500

Total Luxembourg (cost $116,635)			$174,500

United States - 77.91% of net assets applicable to common unitholders
Auto, Dealers & Gas - 0.75% of total investments
157	A	Carvana Co.	$59,227
Business Services - 30.81% of total investments
243	A	Cadence Design Systems, Inc.	85,356
267		Intuit, Inc.	182,337
1,639		Alphabet, Inc. Class C	399,178
1,940		Microsoft Corp.	1,004,823
192	A	Moody’s Corp.	91,484
679		Oracle Corp.	190,962
324		Mastercard Incorporated	184,294
1,019	A	Snowflake, Inc.	229,835
411	A	Palantir Technologies, Inc.	74,975
Chemicals & Allied - 2.99% of total investments
204		Eli Lilly and Company	155,652
297		Ecolab, Inc.	81,336
Electronic and Equipment - 23.64% of total investments
748		Advanced Micro Devices, Inc.	121,019
1,140		Amphenol Corp.	141,075
310		Analog Devices, Inc.	76,167
6,077		NVIDIA Corp.	1,133,847
983		Broadcom, Inc.	324,302
261		General Electric Company	78,514
Fabricated Metal Products, except Machinery and Transportation Equipment - 1.09% of total investments
120	A	Axon Enterprise, Inc.	86,117
Hotels, Rooming Houses, Camps, and Other Lodging Places - 0.95% of total investments
291		Hilton Worldwide Holdings, Inc.	75,497
Industrial & Commercial Machinery & Computer Equipment - 8.79% of total investments
2,737		Apple, Inc.	696,922
Local and Suburban Transit - 2.01% of total investments
586	A	DoorDash, Inc.	159,386
Measuring, Analytics, & Control Instruments - 2.02% of total investments
220		Stryker Corp.	81,327
176	A	Intuitive Surgical, Inc.	78,712
Miscellaneous Retail - 5.15% of total investments
1,860	A	Amazon.com, Inc.	408,400
Miscellaneous Services - 6.95% of total investments
189		ServiceNow, Inc.	173,933
514		Meta Platforms, Inc.	377,471
Motion Pictures - 1.62% of total investments
107	A	Netflix, Inc.	128,284
Non-Depository Institution- 1.81% of total investments
420		Visa, Inc.	143,380
Security & Commodity Brokers, Dealers, Exchanges and Services - 1.77% of total investments
483		Ares Management Corp.	77,227
27		MercadoLibre, Inc.	63,097
Primary Metal Industries- 0.98% of total investments
396		Howmet Aerospace, Inc.	77,707
Transportation Equipment - 2.84% of total investments
506	A	Tesla, Inc.	225,028
Transportation Services - 0.75% of total investments
11		Booking Holdings, Inc.	59,395

Total United States (cost $5,290,727)			$7,526,266

TOTAL COMMON STOCKS (cost $5,581,223)			$7,930,565

		Total investments (82.10% of net assets)	$7,930,565
		Other assets less liabilities (17.90% of net assets)	1,729,301

		Net assets applicable to common unitholders - 100%	$9,659,866

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

Schedule of Investments	(concluded)			September 30, 2025 (Unaudited)

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
4 Equity Index Contracts	Russell 1000 Mini Index	12/19/25	$952,060	$2,060

The underlying notional amount at value of open long futures contracts is 9.86% of net assets applicable to common unitholders.

A	Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I

Schedule of Investments	September 30, 2025 (Unaudited)
COMMON STOCKS- 81.76% of net assets applicable to common unitholders

Shares		Issuer			Value

Ireland - 3.02% of net assets applicable to common unitholders
Electronic & Equipment - 3.70% of total investments
910		TE Connectivity, PLC			$199,772

Total Ireland (cost $137,091)					$199,772

Japan - 3.56% of net assets applicable to common unitholders
Miscellaneous Manufacturing Industries - 4.35% of total investments
11,004	B	Nintendo Co., Ltd. - Sponsored ADR			$234,825

Total Japan (cost $145,949)					$234,825

United States - 75.18% of net assets applicable to common unitholders
Building Materials - 6.75% of total investments
755		Lowe’s Companies, Inc.			$189,739
3,558		Fastenal Company			174,484

Business Services - 4.00% of total investments
417		Microsoft Corp.			215,985

Chemicals & Allied - 7.37% of total investments
772		Air Products and Chemicals, Inc.			210,540
1,012		Johnson & Johnson			187,645

Communications - 1.67% of total investments
935		Crown Castle International Corp.			90,218

Electric, Gas, & Sanitary Services - 3.90% of total investments
3,443		Dominion Resources, Inc.			210,608

Eating and Drinking Places- 2.36% of total investments
1,506		Starbucks Corp.			127,408

Electronic & Equipment - 3.63% of total investments
1,067		Texas Instruments, Inc.			196,040

Engineering, Accounting, Research, Management, and Related Services - 2.46% of total investments
1,046		Paychex, Inc.			132,591

Industrial & Commercial Machinery & Computer Equipment - 11.51% of total investments
2,365		Cisco Systems, Inc.			161,813
1,148		Apple, Inc.			292,315
396		Cummins, Inc.			167,259

Insurance Carriers - 14.86% of total investments
411	A	Berkshire Hathaway, Inc.			206,626
807		Cincinnati Financial Corp.			127,587
856		The Progressive Corporation			211,389
346		Chubb Limited			97,659
461		UnitedHealth Group Incorporated			159,183

Measuring, Analytics, & Control Instruments - 3.09% of total investments
274		Northrop Grumman Corp.			166,954

Petroleum Refining & Related Industries - 3.49% of total investments
1,215		Chevron Corp.			188,677

Primary Metal Industries- 5.57% of total investments
3,667		Corning, Inc.			300,804

Railroad Transportation - 5.34% of total investments
960		Norfolk Southern Corp.			288,394

Security & Commodity Brokers, Dealers, Exchanges and Services - 8.90% of total investments
227		BlackRock, Inc.			264,652
2,261		The Charles Schwab Corp.			215,858
Tobacco Products - 7.05% of total investments
2,096		Altria Group, Inc.			138,462
1,493		Phillip Morris International, Inc.			242,165

Total United States (cost $2,918,313)					$4,965,055

TOTAL COMMON STOCKS (cost $3,201,353)					$5,399,652

		Total investments (81.76% of net assets)			$5,399,652
		Other assets less liabilities (19.77% of net assets)			1,204,880

		Net assets applicable to common unitholders - 100%			$6,604,532

Open Futures	Issuer		Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
9 Equity Index Contracts	Russell 1000 Mini Index		12/19/25	$907,740	$3,240

	The underlying notional amount at value of open long futures contracts is 13.74% of net assets applicable to common unitholders.
	A	Non-dividend producing security.

	B	A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

Schedule of Investments		(continued)	September 30, 2025 (Unaudited)

COMMON STOCKS - 81.17% of net assets applicable to common unitholders
Shares		Issuer	Value

Ireland - 2.85% of net assets applicable to common unitholders
Measuring, Analytics, & Control Instruments - 3.51% of total investments
529		Steris PLC	$130,896

Total Ireland (cost $97,866)			$130,896

Netherlands - 4.13% of net assets applicable to common unitholders
Business Services - 5.08% of total investments
1,567		AerCap Holdings N.V.	$189,607

Total Netherlands (cost $87,313)			$189,607

United States - 74.19% of net assets applicable to common unitholders
Amusement and Recreation Services- 4.11% of total investments
1,579		Churchill Downs, Inc.	$153,179

Business Services - 5.64% of total investments
2,157	A	Copart, Inc.	97,000
1,718		Fidelity National Information Services, Inc	113,285

Chemicals & Allied - 3.64% of total investments
164		NewMarket Corp.	135,826

Communications - 2.60% of total investments
1,005		Crown Castle, Inc.	96,972

Electronic & Equipment - 7.68% of total investments
373		Amphenol Corp.	46,159
1,321		Otis Worldwide Corp.	120,779
226		Lennox International, Inc.	119,635

Fabricated Metal Products - 2.43% of total investments
1,796		Ball Corp.	90,554

Food and Kindred Products - 4.97% of total investments
853		Brown-Forman Corp.	23,099
1,177		Lamb Weston Holdings, Inc.	68,360
874	A	Post Holdings, Inc.	93,938

Furtinure & Fixtures - 4.76% of total investments
2,108		Tempur Sealy International, Inc.	177,768

General Merchandise Store - 4.58% of total investments
1,809	A	Dollar Tree, Inc.	170,715

Holdging & Other Investment Offices- 3.31% of total investments
783	A	CBRE Group, Inc.	123,369

Insurance Agents, Brokers and Services - 3.42% of total investments
1,788		Moelis & Company	127,520

Insurance Carriers - 2.73% of total investments
644		Cincinnati Financial Corp.	101,816

Measuring, Analytics, & Control Instruments - 9.75% of total investments
279	A	Waters Corp.	83,647
1,751		Bruker Corporation	56,890
656	A	Keysight Technologies, Inc	114,748
8,690	A	Avantor, Inc.	108,451

Mining and Quarrying of Nonmetallic Minerals, Except Fuels - 3.78% of total investments
459		Vulcan Materials Company	141,198

Miscellaneous Manufacturing Industries - 5.17% of total investments
984		Armstrong World Industries, Inc.	192,874

Motor Freight Transportation and Warehousing - 1.56% of total investments
414		Old Dominion Freight Line, Inc.	58,283

Non-Depository Credit Institutions - 3.24% of total investments
3,084		Ally Financial, Inc.	120,893

Personal Services- 2.00% of total investments
447		UniFirst Corp.	74,734

Primary Metal Industry - 3.69% of total investments
697		M&T Bank Corp.	137,741

Rubber and Miscellaneous Plastic Products - 6.32% of total investments
652		AptarGroup, Inc.	87,146
1,608		Entegris, Inc.	148,676

Wholesale Trade-Durable Goods - 6.04% of total investments
1,501		Allison Transmission Holdings, Inc.	127,405
316		Pool, Corp.	97,983

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

Schedule of Investments		(concluded)			September 30, 2025 (Unaudited)

United States - 74.19% of net assets applicable to common unitholders		(concluded)

Total United States (cost $2,904,313)					$3,410,643

TOTAL COMMON STOCK (cost $3,089,492)					$3,731,146

		Total investments (81.17% of net assets)			$3,731,146
		Other assets less liabilities (18.83% of net assets)			865,798

		Net assets applicable to common unitholders - 100%			$4,596,944

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
1 Equity Index Contracts		E-Mini S&P Midcap 400 Index	12/19/25	$327,770	$(3,180)

			The underlying notional amount at value of open long futures contracts is 7.13% of net assets applicable to common unitholders.

	A	Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments		(continued)	September 30, 2025 (Unaudited)

COMMON STOCKS - 73.54% of net assets applicable to common unitholders
Shares		Issuer	Value

Bermuda - 2.04% of net assets applicable to common unitholders
Insurance Carriers - 2.77% of total investments
195		RenaissanceRe Holdings Ltd.	$49,516

Total Bermuda (cost $30,224)			$49,516

Switzerland - 1.87% of net assets applicable to common unitholders
Business Services - 2.55% of total investments
1,695	A	Sportradar Group AG	$45,596

Total Switzerland (cost $21,010)			$45,596

United States - 69.63% of net assets applicable to common unitholders (continued)
Business Services - 7.33% of total investments
245	A	WEX, Inc.	$38,595
4,591	A	ACV Auctions, Inc.	45,497
2,003	A	Phreesia, Inc.	47,111

Chemicals & Allied - 1.96% of total investments
460		Cabot Corp.	34,983

Depository Institutions - 12.76% of total investments
680		Prosperity Bancshares, Inc.	45,118
542		Texas Capital Bancshares, Inc.	45,815
1,270		United Bankshares, Inc.	47,257
1,595		United Community Banks, Inc.	50,003
360		BOK Financial Corp.	40,118

Electronic & Equipment - 17.04% of total investments
298		Advanced Energy Industries, Inc.	50,702
752		Diodes, Inc.	40,014
627		Rambus, Inc.	65,333
275		Universal Display Corp.	39,498
890		Tower Semiconductor Ltd	64,347
612	A	Lattice Semiconductor Corp.	44,872

Electric, Gas & Sanitary Services - 4.62% of total investments
320		IDACORP, Inc.	42,288
715		TXNM Energy, Inc.	40,433

Engineering, Accounting, Research, Management, and Related Services - 2.77% of total investments
650		WNS (Holdings) Limited	49,576

Health Services - 7.74% of total investments
1,610		HealthStream, Inc.	45,466
571		U.S. Physical Therapy, Inc.	48,506
377	A	Addus HomeCare Corp.	44,482

Holding & Other Investments Offices- 2.74% of total investments
2,710		NETSTREIT Corp.	48,943

Hotels, Rooming Houses, Camps and Other Lodging Places- 2.87% of total investments
485		Monarch Casino & Resort, Inc.	51,332

Industrial & Commercial Machinery & Computer Equipment - 4.41% of total investments
200		Alamo Group, Inc.	38,180
3,069		NOV, Inc.	40,664

Insurance Carriers- 7.98% of total investments
745		First American Financial Corp.	47,859
240		Reinsurance Group of America, Inc.	46,111
724	A	Frontdoor, Inc.	48,718

Security & Commodity Brokers, Dealers, Exchanges and Services - 1.68% of total investments
570		Lazard, Inc.	30,085

Measuring, Analytics & Controls Instruments - 4.98% of total investments
815		Globus Medical, Inc.	46,675
339	A	Align Technology, Inc.	42,450

Personal Services - 1.81% of total investments
1,922		Healthcare Services Group, Inc.	32,347

Real Estate - 1.71% of total investments
1,040		Marcus & Millichap, Inc.	30,524

Transportation Equipment - 10.03% of total investments
1,350	A	Atmus Filtration Technologies Inc	60,872
1,351		BorgWarner, Inc.	59,390
2,090		Gentex Corp.	59,147

Transportation Services - 2.27% of total investments
1,178		Hub Group, Inc.	40,570

Total United States (cost $1,482,272)			$1,693,881

TOTAL COMMON STOCKS (cost $1,533,506)			$1,788,993

		Total investments (73.54% of net assets)	$1,788,993
		Other assets less liabilities (26.46% of net assets)	643,739

		Net assets applicable to common unitholders - 100%	$2,432,732

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments	(concluded)	September 30, 2025 (Unaudited)

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
3 Equity Index Contracts	Russell 2000 Mini Index	12/19/25	$ 367,185	$(4,155)

	The underlying notional amount at value of open long futures contracts is 15.09% of net assets applicable to common unitholders.

A	Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	September 30, 2025 (Unaudited)

Statement of Assets and Liabilities

		International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Assets:
	Investments at market value	$1,661,760	$6,200,626	$7,930,565	$5,399,652
	Cash and cash equivalents	112,834	36,213	54,616	40,229
	Cash restricted for futures contracts	111,353	356,120	577,041	296,554
	Due from affiliate	340,009	971,120	1,172,039	923,818
	Due from broker	-	400	-	1,260
	Variation margin receivable	680	1,350	3,860	1,980
	Interest and dividends receivable	1,059	1,739	651	2,951
	Receivable for operating expenses reimbursed	22,382	5,520	3,140	11,574
	Prepaid and other assets	3,784	3,632	4,453	2,475

	Total assets	2,253,861	7,576,720	9,746,365	6,680,493

Liabilities:	Investment advisory fees payable	2,258	7,252	9,432	6,562
	Due to broker	40	-	1,800	-
	Professional fees	42,613	52,249	55,626	52,269
	Sub-transfer agent fees	2,581	2,602	2,524	2,530
	Reporting fees	5,283	11,527	13,548	11,466
	Directors’ fees	682	1,319	1,426	1,269
	Accrued expenses and other liabilities	1,103	1,926	2,143	1,865

	Total liabilities	54,560	76,875	86,499	75,961

Net Assets Applicable to Common Unitholders		$2,199,301	$7,499,845	$9,659,866	$6,604,532

Net Assets Applicable to Common Unitholders:
	Paid-in-Capital	$1,546,445	$1,405	$1,611	$2,258
	Total Distributable Earnings (Accumulated Loss)	652,856	7,498,440	9,658,255	6,602,274

	Net assets applicable to common unitholders	$2,199,301	$7,499,845	$9,659,866	$6,604,532

	Net assets per class:
	Class A units	$2,199,301	$4,528,356	$6,548,878	$4,554,097
	Class L units	-	2,971,489	3,110,988	2,050,435

	Net assets applicable to common unitholders	$2,199,301	$7,499,845	$9,659,866	$6,604,532

	Units outstanding at end of the year:
	Class A units	181,517	86,244	106,757	154,023
	Class L units	-	54,318	54,311	71,765

	Net asset value per unit:
	Class A units	$12.12	$52.51	$61.34	$29.57
	Class L units	$-	$54.71	$57.28	$28.57

	Maximum public offering price per unit:
	Class A units (net asset value divided by 0.95)	$12.75	$55.27	$64.57	$31.12

	Investments at cost	$1,293,904	$3,338,115	$5,581,223	$3,201,353

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	September 30, 2025 (Unaudited)

Statement of Assets and Liabilities (concluded)

		Mid Cap	Small Cap
		Core Portfolio I	Core Portfolio I

Assets:
	Investments at market value	$3,731,146	$1,788,993
	Cash and cash equivalents	86,430	104,876
	Cash restricted for futures contracts	233,134	197,662
	Due from affiliate	599,026	376,816
	Interest and dividends receivable	1,497	1,371
	Receivable for operating expenses reimbursed	10,342	16,411
	Prepaid and other assets	1,968	1,539
	Total assets	4,663,543	2,487,668

Liabilities:	Investment advisory fees payable	4,705	2,421
	Due to broker	2,810	3,735
	Variation margin payable	370	420
	Professional fees	46,586	39,892
	Sub-transfer agent fees	2,558	2,597
	Reporting fees	7,173	4,540
	Directors’ fees	884	452
	Custodian fees	251	124
	Accrued expenses and other liabilities	1,262	755
	Total liabilities	66,599	54,936

Net Assets Applicable to Common Unitholders		$4,596,944	$2,432,732

Net Assets Applicable to Common Unitholders:
	Paid-in -Capital	$1,047	$733
	Total Distributable Earnings (Accumulated Loss)	4,595,897	2,431,999
	Net assets applicable to common unitholders	$4,596,944	$2,432,732

	Net assets per class:
	Class A units	$2,887,283	$2,432,732
	Class L units	1,709,661	-
	Net assets applicable to common unitholders	$4,596,944	$2,432,732

	Units outstanding at end of the year:
	Class A units	62,611	73,312
	Class L units	42,055	-

	Net asset value per unit:
	Class A units	$46.11	$33.18
	Class L units	$40.65	$-

	Maximum public offering price per unit:
	Class A units (net asset value divided by 0.95)	$48.54	$34.93

	Investments at cost	$3,089,492	$1,533,506

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents		For the period from April 1, 2025, to September 30, 2025 (Unaudited)

Statement of Operations

		International	Large Cap	Large Cap	Large Cap
		Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Investment income:	Interest from unaffiliated issuers	$150	$426	$515	$404
	Dividends	28,267	24,251	15,890	58,385
	Tax withheld	(5,820)	(2,438)	(1,717)	(6,847)
	Total income	$22,597	$22,239	$14,688	$51,942

Expenses:	Investment advisory fees	$11,117	$35,039	$44,593	$31,295
	Administration fees	1,691	5,323	6,816	4,750
	Sub-transfer agent fees	7,611	7,611	7,611	7,611
	Custodian fees	428	1,133	1,392	1,048
	Professional fees	14,727	29,698	35,208	27,885
	Directors’ fees and expenses	1,326	3,552	4,374	3,271
	Reporting fees	3,394	6,866	8,146	6,448
	Insurance expenses	734	2,132	2,522	1,847
	Other	561	1,382	1,750	1,514
	Total expenses	41,589	92,736	112,412	85,669
	Waived fees and reimbursed expenses*	(21,940)	(30,730)	(33,023)	(30,113)
	Net expenses after waived fees and reimbursed expenses	19,649	62,006	79,389	55,556

Net Investment Income (Loss):		2,948	(39,767)	(64,701)	(3,614)

Realized Gain (Loss) &	Net realized gain (loss) on investments	103,351	403,440	841,622	(11,032)
Unrealized Appreciation	Net realized gain (loss) on futures contracts	41,349	137,865	266,470	88,795
(Depreciation) on Investments	Change in unrealized net appreciation (depreciation) on investments	83,532	905,847	786,954	497,838
and Futures Contracts:	Change in unrealized net appreciation (depreciation) on futures contracts	1,990	5,433	1,400	(23,735)
	Net gain (loss) on investments and futures contracts	230,222	1,452,585	1,896,446	551,866

	Net increase (decrease) in net assets resulting from operations applicable to common unitholders	$233,170	$1,412,818	$1,831,745	$548,252

	* Refer to Note 2 for expenses subject to future reimbursement by the Portfolios

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	For the period from April 1, 2025, to September 30, 2025 (Unaudited)

Statement of Operations (concluded)

		Mid Cap	Small Cap
		Core Portfolio I	Core Portfolio I

Investment income:	Interest from unaffiliated issuers	$265	$166
	Dividends	22,599	11,421
	Tax withheld	(2,776)	(1,241)
	Total income	$20,088	$10,346

Expenses:	Investment advisory fees	$22,522	$11,573
	Administration fees	3,410	1,745
	Sub-transfer agent fees	7,611	7,611
	Custodian fees	748	384
	Professional fees	21,513	13,785
	Directors’ fees and expenses	2,338	1,200
	Reporting fees	4,967	3,173
	Insurance expenses	1,391	816
	Other	904	560
	Total expenses	65,404	40,847
	Waived fees and reimbursed expenses*	(25,702)	(20,484)
	Net expenses after waived fees and reimbursed expenses	39,702	20,363

Net Investment Loss:		(19,614)	(10,017)

Realized Gain (Loss) & Unrealized	Net realized gain (loss) on investments	19,210	(70,766)
Appreciation (Depreciation)	Net realized gain (loss) on futures contracts	67,870	65,187
on Investments and Futures	Change in unrealized net appreciation (depreciation) on investments	211,952	296,672
Contracts:	Change in unrealized net appreciation (depreciation) on futures contracts	(1,470)	(1,455)
	Net gain (loss) on investments and futures contracts	297,562	289,638

	Net increase (decrease) in net assets resulting
	from operations applicable to common unitholders	$277,948	$279,621

*	Refer to Note 2 for expenses subject to future reimbursement by the Portfolios

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		International Portfolio I

		For the period from
		April 1, 2025, to September 30, 2025	For the fiscal year ended March 31, 2025
		(Unaudited)
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$2,948	$578
	Net realized gain (loss) on investments	103,351	122,182
	Net realized gain (loss) on futures contracts	41,349	8,301
	Change in unrealized net appreciation (depreciation) on investments	83,532	37,552
	Change in unrealized net appreciation (depreciation) on futures contracts	1,990	(5,990)

	Net increase (decrease) in net assets resulting from operations	233,170	162,623

Dividends to Common

Unitholders From	Class A	(575)	(5,701)

Net Investment Income:

Units

transactions-net :	Class A	(570,425)	(224,651)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	(337,830)	(67,729)

	Balance at the beginning of the period/year	2,537,131	2,604,860

	Balance at the end of period/year	$2,199,301	$2,537,131

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Core Portfolio I

		For the period from
		April 1, 2025, to	For the fiscal year
		September 30, 2025	ended March 31, 2025
		(Unaudited)
Increase (Decrease) in Net Assets:

	Net investment income ( loss)	$(39,767)	$(75,599)
	Net realized gain (loss) on investments	403,440	878,907
	Net realized gain (loss) on futures contracts	137,865	71,492
	Change in unrealized net appreciation (depreciation) on investments	905,847	(495,840)
	Change in unrealized net appreciation (depreciation) on futures contracts	5,433	(28,233)

	Net increase (decrease) in net assets resulting from operations	1,412,818	350,727

Units

transactions-net :	Class A	(676,679)	(932,556)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	736,139	(581,829)

	Balance at the beginning of the period/year	6,763,706	7,345,535

	Balance at the end of period/year	$7,499,845	$6,763,706

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Growth Portfolio I

		For the period from
		April 1, 2025, to	For the fiscal year
		September 30, 2025 (Unaudited)	ended March 31, 2025
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(64,701)	$(126,727)
	Net realized gain (loss) on investments	841,622	1,090,897
	Net realized gain (loss) on futures contracts	266,470	78,762
	Change in unrealized net appreciation (depreciation) on investments	786,954	(678,807)
	Change in unrealized net appreciation (depreciation) on futures contracts	1,400	(24,672)

	Net increase (decrease) in net assets resulting from operations	1,831,745	339,453

Units

transactions-net :	Class A	(488,462)	(553,691)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	1,343,283	(214,238)

	Balance at the beginning of the period/year	8,316,583	8,530,821

	Balance at the end of period/year	$9,659,866	$8,316,583

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Value Portfolio I

		For the period from
		April 1, 2025, to	For the fiscal year
		September 30, 2025 (Unaudited)	ended March 31, 2025
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(3,614)	$4,608
	Net realized gain (loss) on investments	(11,032)	204,029
	Net realized gain (loss) on futures contracts	88,795	24,596
	Change in unrealized net appreciation (depreciation) on investments	497,838	205,017
	Change in unrealized net appreciation (depreciation) on futures contracts	(23,735)	(11,141)

	Net increase (decrease) in net assets resulting from operations	548,252	427,109

Dividends to Common
Unitholders From	Class A	(3,250)	(12,443)
Net Investment Income:	Class L	(1,355)	(4,366)

		(4,605)	(16,809)

Units	Class A	(195,375)	(489,708)
transactions-net :	Class L	1,152	3,710

		(194,223)	(485,998)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	349,424	(75,698)

	Balance at the beginning of the period/year	6,255,108	6,330,806

	Balance at the end of period/year	$6,604,532	$6,255,108

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Mid Cap Core Portfolio I

		For the period from
		April 1, 2025, to	For the fiscal year
		September 30, 2025 (Unaudited)	ended March 31, 2025
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(19,614)	$(38,837)
	Net realized gain (loss) on investments	19,210	114,977
	Net realized gain (loss) on futures contracts	67,870	(31,819)
	Change in unrealized net appreciation (depreciation) on investments	211,952	(357,520)
	Change in unrealized net appreciation (depreciation) on futures contracts	(1,470)	(35,241)

	Net increase (decrease) in net assets resulting from operations	277,948	(348,440)

Units

transactions-net :	Class A	(129,773)	(331,524)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	148,175	(679,964)

	Balance at the beginning of the period/year	4,448,769	5,128,733

	Balance at the end of period/year	$4,596,944	$4,448,769

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Small Cap Core Portfolio I

		For the period from
		April 1, 2025, to	For the fiscal year
		September 30, 2025 (Unaudited)	ended March 31, 2025
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(10,017)	$(22,338)
	Net realized gain (loss) on investments	(70,766)	57,154
	Net realized gain (loss) on futures contracts	65,187	(23,840)
	Change in unrealized net appreciation (depreciation) on investments	296,672	(66,176)
	Change in unrealized net appreciation (depreciation) on futures contracts	(1,455)	(23,675)

	Net increase (decrease) in net assets resulting from operations	279,621	(78,875)

Units

transactions-net :	Class A	(114,259)	(569,565)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	165,362	(648,440)

	Balance at the beginning of the period/year	2,267,370	2,915,810

	Balance at the end of period/year	$2,432,732	$2,267,370

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

1.	Reporting Entity and Significant Accounting Policies:

Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) is a non-diversified open-end investment trust established under the laws of the Commonwealth of Puerto Rico (“Puerto Rico”) and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), as of May 19, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended. The Fund was incorporated on March 22, 2004, and commenced operations on June 22, 2004. UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (“UBSTC”), is the Fund’s Investment Adviser. UBSTC is also the Fund’s Administrator (“Administrator”).

Since May 19, 2021, the Fund consists of six separately managed pools of assets (each a “Portfolio”). An investor may invest in one or more of the following Portfolios:

International Portfolio I

Large Cap Core Portfolio I

Large Cap Growth Portfolio I

Large Cap Value Portfolio I

Mid Cap Core Portfolio I

Small Cap Core Portfolio I

Units of each Portfolio are offered separately. Each Portfolio’s investment objective is long-term growth of capital. There is no assurance that the Portfolios will achieve their investment objective.

Each Portfolio is divided into a Puerto Rico securities portion (the “Puerto Rico Securities Portion”) and an equity portion consisting of non-Puerto Rico equity securities (the “Equity Portion”). The Fund uses a variation of what has been termed a “multi manager” approach regarding the Equity Portion of each Portfolio. The Equity Portion of each Portfolio is managed by a sub-adviser. The Fund has established six accounts (each an “Account”) at JPMorgan Chase Bank, N.A. (each Portfolio’s sub-custodian). Each Portfolio has its own account and sub-advisory relationship. UBS Asset Managers of Puerto Rico (“UBS AMPR” or the “Investment Adviser”) established the specific investment style for each Account and chose the sub-advisers.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it must now register its future offerings of securities under the Securities Act of 1933 (the “1933 Act”), as amended, absent an available exception. The Fund has suspended the trading of its securities pending registration under 1933 Act.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The Fund is an investment company that applies the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Net Asset Value per Unit

The net asset value (“NAV”) per unit of each Portfolio is determined daily by UBS Trust Company of Puerto Rico (“UBSTC” or the “Administrator” or the “Transfer Agent”) after the close of trading on the New York Stock Exchange (“NYSE”), or if such day is not a business day in New York or Puerto Rico, on the next succeeding business day. The NAV per unit is computed by dividing the total assets of each Portfolio, less its liabilities, by the total number of outstanding units of such Portfolio.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

Cash and Cash Equivalents

The Fund considers highly liquid investments with original maturities at the time of purchase of three months or less to be cash equivalents.

Valuation of Investments

The Fund’s portfolio securities are valued by UBSTC on the basis of valuations provided by pricing services or dealers which were approved by Fund management and the Board of Directors (the “Board”). Specifically, equity securities are valued based on the last quoted sales prices as of the close of trading on the valuation date. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The Board has designated the Investment Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to the Investment Adviser the responsibility for making fair value determinations with respect to portfolio holdings. The Investment Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held by the Fund. The Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board. The policies and procedures set forth the mechanisms and processes to be employed on a daily basis related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Committee reports to the Board on a regular basis. At September 30, 2025, no portfolio securities were fair valued by the Committee.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below.

●

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the assets occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

●

Level 2 - Significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.), either directly or indirectly.

●

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These are developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. Therefore, the estimated fair value may materially differ from the value that could actually be realized on sale.

The inputs or methodology used for valuing securities or assigning levels are not necessarily an indication of the risk associated with investing in those securities.

Following is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

Equity securities and exchange traded funds: Equity securities and exchange traded funds with quoted market prices obtained from an active exchange market are classified as Level 1.

Long Futures contracts: Long futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade and are classified as Level 1.

The following is a summary of the inputs used as of September 30, 2025, in valuing the Fund’s assets carried at fair value:

	Investments in Securities				Investments in Long Futures Contracts
Portfolios	Level 1	Level 2	Level 3	Sub-Total	Level 1	Total
	Common Stocks				Long Futures Contracts*
International Portfolio I	$1,661,760	-	-	$1,661,760	$640	$1,662,400
Large Cap Core Portfolio I	6,200,626	-	-	6,200,626	1,750	6,202,376
Large Cap Growth Portfolio I	7,930,565	-	-	7,930,565	2,060	7,932,625
Large Cap Value Portfolio I	5,399,652	-	-	5,399,652	3,240	5,402,892
Mid Cap Core Portfolio I	3,731,146	-	-	3,731,146	(3,180)	3,727,966
Small Cap Core Portfolio I	1,788,993	-	-	1,788,993	(4,155)	1,784,838

*

Includes cumulative appreciation (depreciation) of long futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities in variation margin receivable/payable.

There were no Level 3 securities for the period from April 1, 2025, to September 30, 2025.

No securities transferred between levels for the period from April 1, 2025, to September 30, 2025.

Taxation

Each Portfolio will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as each Portfolio intends to meet this distribution requirement, the income earned by each Portfolio is not subject to Puerto Rico income tax at the Fund level.

The current investments do not have foreign tax implications.

In addition, in the opinion of the Fund’s legal counsel, the Fund is not required to file a U.S. federal income tax return. Each Portfolio is, however, subject to a 30% U.S. federal income tax on certain types of income from sources within the United States, such as dividends and interest. However, interest that qualifies as “portfolio interest” is not subject to the 30% income tax. In addition, dividends from sources within the United States may qualify for a reduced 10% rate if certain conditions are met. Such income is reflected in the Statement of Operations net of the applicable U.S. federal tax withholding. Individual unitholders may be subject to an alternate basic tax on certain fund distributions. Puerto Rico entities taxed as corporations are entitled to claim a deduction of 85% of the amount received as dividends, but no greater than 85% of the corporation’s net income. Fund unitholders are advised to consult their own tax advisers.

Distributions to Unitholders

Each Portfolio intends to distribute to its unitholders substantially all of such Portfolio’s net income; provided, however, that such Portfolio may elect to distribute less of its net income if, in the judgment of the Investment Adviser, such reduced distribution is in the best economic interests of such Portfolio’s unitholders. Such distributions, if any, shall be paid by the Fund on no less than an annual basis. Distributions on units will be reinvested automatically in full or fractional units of the same Portfolio at the NAV per unit determined on the ex-dividend date.

Units Subscriptions and Redemptions

The Fund intends to offer two classes of units of Common Stock: Class A units and Class L units. Units are generally sold at their NAV, which is determined daily after the close of trading on the NYSE (or if such day is

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

not a business day in New York or Puerto Rico, on the next succeeding business day). In the event that at any time there are no issued and outstanding units of a particular class of a Portfolio of the Fund, units of such class of such Portfolio will be sold at $10.00 per unit. Once any units of such class of such Portfolio are sold and the proceeds are invested by the Portfolio, and so long as any units of such class of such Portfolio are outstanding, all future sales of units of such class of such Portfolio shall be sold at NAV. Assuming that there are outstanding units of each class for each Portfolio, (i) Class A units are sold at NAV with an initial sales charge of up to 5.00% and are only available to investors investing more than $5,000, with a minimum of $500 in a given Portfolio and are subject to a minimum balance requirement of $500 in a given Portfolio and (ii) Class L units are sold at NAV with no initial sales charge and are available to investors investing more than $1,000,000, with a minimum of $500 in a given Portfolio, and are subject to a minimum balance requirement of $500 in a given Portfolio. Subsequent purchases of Class A and Class L units in a given Portfolio must be made in amounts of at least $100.

No redemption fees were collected from Class A and Class L for the period from April 1, 2025, to September 30, 2025.

Long Futures Contracts

Long futures contracts provide for the future exchange of a specified security at a specified future time and at a specified price. Stock index long futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Upon entering into a financial long futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss which includes the daily variation margin until the contract is closed out, at which time the Fund realizes a gain or loss. There are several risks accompanying the utilization of long futures contracts. First, positions in long futures contracts may be closed only on an exchange. While the Fund plans to utilize long futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time.

Furthermore, because, by definition, long futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close long futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in long futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a long futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of long futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Long futures contract prices have occasionally moved to the daily limit on several consecutive trading days with little or no trading, thereby preventing prompt liquidation of long futures positions and subjecting some long futures traders to substantial losses.

The Portfolios enter into stock index long futures contracts that are traded on public exchanges. By investing in long futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the Portfolios that approximates the result that might be achieved by investing the assets of the Puerto Rico Securities Portion in the securities comprising the stock index used as a benchmark for the relevant investment strategy and investing the assets of the Equity Portion in the assets selected by the sub-advisers or the Investment Adviser, as the case may be.

Other

Investment transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Realized gains and losses on investment transactions are determined on the average cost method for the long futures

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

contracts, equity securities, and exchange traded funds. Interest income is accrued on a daily basis, except when collection is not expected. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Dividends received from entities outside Puerto Rico are presented net of any applicable withholding taxes.

Income and expenses of each Portfolio, other than class-specific expenses, and realized and unrealized gains and losses on investments, are allocated daily to each class of units based upon the NAV of outstanding units of each class at the beginning of the day. Fund expenses are allocated between each Portfolio based upon the total assets of each Portfolio.

2.	Investment Advisory, Administrative, Custodian, Distribution, Unit Holder Servicing, and Transfer Agency Agreements, and Other Transactions with Affiliates

Investment Advisory Fees

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser to provide investment advisory services to the Fund in exchange for a fee not to exceed 1.00% of each Portfolio’s average weekly net assets. UBS AMPR provides day-to-day management of the Puerto Rico Securities Portion of each Portfolio. With respect to the Equity Portion of each Portfolio, which consists entirely of non-Puerto Rico securities, the Fund has entered into investment sub-advisory agreements with various sub-advisers.

The sub-advisers for the Equity Portion of each Portfolio are the following:

Portfolios	Portfolio Manager

International Portfolio I	Cambiar Investors, LLC
Large Cap Core Portfolio I	Atalanta Sosnoff Capital, LLC
Large Cap Growth Portfolio I	Winslow Capital Management, LLC
Large Cap Value Portfolio I	The London Company of Virginia, LLC
Mid Cap Core Portfolio I	The London Company of Virginia, LLC
Small Cap Core Portfolio I	Cambiar Investors, LLC

These sub-advisers are responsible for the day-to-day investment management of the Equity Portion of each Portfolio. From the total advisory fee, the Investment Adviser pays the sub-advisers a fee in accordance with the terms of the respective sub-advisory agreements.

For the period from April 1, 2025, to September 30, 2025, gross, waived, and net investment advisory fees, calculated as a percentage of average weekly net assets, are indicated below:

	International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Annual Gross Fees	$11,117	$35,039	$44,593	$31,295
Fees waived by Investment Adviser	(6,671)	(21,024)	(26,756)	(18,777)

Net fees	$4,446	$14,015	$17,837	$12,518

Effective annual rate	0.20%	0.20%	0.20%	0.20%

	Mid Cap Core Portfolio I	Small Cap Core Portfolio I

Annual Gross Fees	$22,522	$11,573
Fees waived by Investment Adviser	(13,514)	(6,943)

Net fees	$9,008	$4,630

Effective annual rate	0.20%	0.20%

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

Administration Fees

UBSTC also provides administrative, custody, and transfer agency services (collectively “Administration Fees”) pursuant to Administration, Custodian and Transfer Agency, Registrar, and Shareholder Servicing Agreements. The transfer agent has engaged BNY Mellon Investment Servicing US Inc. (“BNYM”) to act as recordkeeping and shareholder servicing agent for the Fund. The compensation paid by the Fund to the transfer agent under the Transfer Agency, Registrar, and Shareholder Servicing Agreement is equal to the compensation that the transfer agent is required to pay to BNYM, from time to time, for services to the Fund. UBSTC provides facilities and personnel to the Fund for the performance of Administrator duties. The administration fees will not exceed 0.15% of the Portfolio’s average weekly net assets. For the period from April 1, 2025, to September 30, 2025, gross, waived, and net administration fees, calculated as a percentage of average weekly net assets, are indicated below:

	International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Annual Gross Fees	$1,691	$5,323	$6,816	$4,750
Fees waived by Administrator	(1,691)	(5,323)	(6,816)	(4,750)

Net fees	$-	$-	$-	$-

Effective annual rate	0.00%	0.00%	0.00%	0.00%

	Mid Cap Core Portfolio I	Small Cap Core Portfolio I

Annual Gross Fees	$3,410	$1,745
Fees waived by Administrator	(3,410)	(1,745)

Net fees	$-	$-

Effective annual rate	0.00%	0.00%

Expense Limitation Agreement

UBSTC and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby UBSTC agrees to reduce its compensation as set forth in the Investment Advisory Agreement and to assume all or a portion of the ordinary operating expenses of the Fund (subject to future reimbursement by the Fund), including but not limited to shareholder services, custodial and transfer agency fees, legal, regulatory, and accounting fees, printing costs, and registration fees, but excluding distribution and service (12b-1) fees, taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions acquired fund fees and expenses and extraordinary expenses (collectively, the “Other Expenses”) to the extent necessary to maintain the Fund’s total annual fund operating expenses less Other Expenses at a level which is no greater than 1.75% of the daily gross assets attributable to the various classes. UBSTC shall be entitled to recoup such amounts as such time as the net total expenses for the Fund fall below the expense limitation for the annual period, provided that (i) such recoupment does not cause the Fund’s net total expenses to exceed (a) the expense limitation at the time the fees are waived or (b) the expense limitation in effect at the time of such reimbursement and (ii) the recoupment is made within three years of the date as of which UBSTC reduced its compensation and/or assumed the expense. The recoupment of prior year expenses totaled $1,719 for the period from April 1, 2025, to September 30, 2025. The excess expenses potentially reimbursable by UBSTC at September 30, 2025, are approximately $459,000 and are distributed as reflected in the table that follows.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

The Expense Limitation Agreement is effective through June 30, 2026, and may be renewed for successive one-year periods.

International Portfolio I	09/30/26	09/30/27	09/30/28	Large Cap Core Portfolio I	09/30/26	09/30/27	09/30/28

Class A units	$20,289	$43,867	$26,010	Class A units	$11,834	$29,610	$4,455
Class L units	-	-	-	Class L units	4,886	13,418	2,737

Total	$20,289	$43,867	$26,010		$16,720	$43,028	$7,192

Large Cap Growth Portfolio I	09/30/26	09/30/27	09/30/28	Large Cap Value Portfolio I	09/30/26	09/30/27	09/30/28

Class A units	$13,103	$31,979	$6,263	Class A units	$18,108	$26,070	$8,278
Class L units	3,933	12,239	2,752	Class L units	5,598	9,777	3,605

Total	$17,036	$44,218	$9,015		$23,706	$35,847	$11,883

Mid Cap Core Portfolio I	09/30/26	09/30/27	09/30/28	Small Cap Core Portfolio I	09/30/26	09/30/27	09/30/28

Class A units	$16,722	$27,237	$8,985	Class A units	$20,189	$43,488	$19,488
Class L units	5,954	12,988	5,092	Class L units	-	-	-

Total	$22,676	$40,225	$14,077		$20,189	$43,488	$19,488

The net effect of the Expense Limitation Agreement was to decrease the operating expenses of the Fund and increase net investment income for the period from April 1, 2025, to September 30, 2025.

Directors’ Fees

Certain Fund officers are also officers of UBSTC. The six independent directors of the Fund’s Board are paid based upon an agreed fee of $1,000 per fund for attendance at each quarterly Board meeting, $500 for attendance at a special Board meeting, and $500 per fund for each Audit Committee meeting. For the period from April 1, 2025, to September 30, 2025, the independent directors of the Fund were paid an aggregate compensation and expenses of $16,061. The Directors fee payable amounted to $6,032 as of September 30, 2025.

Other Transactions

During the period from April 1, 2025, to September 30, 2025, all purchases and sales of equity securities were investments in unaffiliated parties.

Affiliate-Other:

The Fund has cash due from UBSTC amounting to $4,382,828, consisting of a cash portion that is invested in an overnight swift account for operational purposes, as follows:

Portfolio	Due from affiliate
International Portfolio I	$340,009
Large Cap Core Portfolio I	971,120
Large Cap Grow th Portfolio I	1,172,039
Large Cap Value Portfolio I	923,818
Mid Cap Core Portfolio I	599,026
Small Cap Core Portfolio I	376,816

3. Unit Transactions

Unit transactions for the period from April 1, 2025, to September 30, 2025, and for the fiscal year ended March 31, 2025, were as follows:

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

International Portfolio I:
	For the period from April 1,		For the fiscal year ended
	2025, to September 30, 2025		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(52,555)	(570,877)	(22,010)	(229,177)
Units Reinvested	40	452	432	4,526
Net decrease from capital share transactions	(52,515)	$(570,425)	(21,578)	$(224,651)

Large Cap Core Portfolio I:
	For the period from April 1,		For the fiscal year ended
	2025, to September 30, 2025		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	14,281	(676,679)	(21,418)	(932,556)
Net decrease from capital share transactions	14,281	$(676,679)	(21,418)	$(932,556)

Large Cap Growth Portfolio I:
	For the period from April 1,		For the fiscal year ended
	2025, to September 30, 2025		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(8,864)	(488,462)	(10,585)	(553,691)
Net decrease from capital share transactions	(8,864)	$(488,462)	(10,585)	$(553,691)

Large Cap Value Portfolio I:
	For the period from April 1,		For the fiscal year ended
	2025, to September 30, 2025		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(7,260)	(197,702)	(19,094)	(498,257)
Units Reinvested	84	2,327	338	8,549
Net decrease from capital share transactions	(7,176)	$(195,375)	(18,756)	$(489,708)
Class L:
Units Sold	-	$-	-	$-
Units Redeemed	-	-	-	-
Units Reinvested	43	1,152	152	3,710
Net decrease from capital share transactions	43	$1,152	152	$3,710

Mid Cap Core Portfolio I:
	For the period from April 1,		For the fiscal year ended
	2025, to September 30, 2025		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(2,990)	(129,773)	(7,431)	(331,524)
Net decrease from capital share transactions	(2,990)	$(129,773)	(7,431)	$(331,524)

Small Cap Core Portfolio I:
	For the period from April 1,		For the fiscal year ended
	2025, to September 30, 2025		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(3,830)	(114,259)	(19,095)	(569,565)
Net decrease from capital share transactions	(3,830)	$(114,259)	(19,095)	$(569,565)

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

Since April 2016, there are no Class L units outstanding for the International Portfolio I. However, Class L units are presently offered for purchase at a par value of $10.00 per unit.

Since December 2018, there are no Class L units outstanding for the Small Cap Core Portfolio. However, Class L units are presently offered for purchase at a par value of $10.00 per unit.

4. Securities Transactions

The cost of portfolio securities purchased and proceeds from sales of portfolio securities for the period from April 1, 2025, to September 30, 2025, were as follows:

Portfolios	Purchases	Sales

International Portfolio I	$391,121	$861,270
Large Cap Core Portfolio I	1,415,573	1,510,896
Large Cap Grow th Portfolio I	4,467,297	4,133,356
Large Cap Value Portfolio I	634,121	750,992
Mid Cap Core Portfolio I	229,741	332,383
Small Cap Core Portfolio I	468,668	665,583

5. Long Futures Contracts

The Fund engaged in the following transactions as of September 30, 2025, related to long futures contracts:

International Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liablility
Balance at March 31, 2025	3	$364,260	$(1,350)	$-	$2,880
Purchases	4	540,270
Sales	(5)	(627,150)

Balance at end of the period*	2	$277,380	$640	$680	$-
* At September 30, 2025, the Portfolio had 2 Equity Index E-Mini MSCI EAFE long futures contracts that expire on December 19, 2025.

Large Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liablility
Balance at March 31, 2025	3	$850,696	$(3,683)	$5,475	$-
Purchases	5	1,584,202
Sales	(6)	(1,764,098)

Balance at end of the period*	2	$670,800	$1,750	$1,350	$-
* At September 30, 2025, the Portfolio had 2 Equity Index E-Mini S&P 500 long futures contracts that expire on December 19, 2025.

Large Cap Growth Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liablility
Balance at March 31, 2025	6	$1,099,800	$660	$1,740	$-
Purchases	9	1,993,225
Sales	(11)	(2,143,025)

Balance at end of the period*	4	$950,000	$2,060	$3,860	$-
* At September 30, 2025, the Portfolio had 4 Equity Index Russell 1000 Mini long futures contracts that expire on December 19, 2025.

Large Cap Value Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liablility
Balance at March 31, 2025	10	$905,125	$26,975	$9,100	$-
Purchases	19	1,848,950
Sales	(20)	(1,849,575)

Balance at end of the period*	9	$904,500	$3,240	$1,980	$-
* At September 30, 2025, the Portfolio had 9 Equity Index Russell 1000 Mini long futures contracts that expire on December 19, 2025.

Mid Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Loss	Variation Margin
				Asset	Liablility
Balance at March 31, 2025	2	$589,410	$(1,710)	$2,340	$-
Purchases	3	943,850
Sales	(4)	(1,202,310)

Balance at end of the period*	1	$330,950	$(3,180)	$-	$370
* At September 30, 2025, the Portfolio had 1 Equity Index E-Mini S&P Midcap 400 long futures contracts that expire on December 19, 2025.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

Small Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Loss	Variation Margin
				Asset	Liablility
Balance at March 31, 2025	4	$408,000	$(2,700)	$-	$1,100
Purchases	6	692,618
Sales	(7)	(729,278)
Balance at end of the period*	3	$371,340	$(4,155)	$-	$420
* At September 30, 2025, the Portfolio had 3 Equity Index Russell 2000 Mini long futures contracts that expire on December 19, 2025.

The following table represents the average underlying notional amount of long futures contracts during the year:

Portfolio	Average Notional Amount
International Portfolio I	$314,934
Large Cap Core Portfolio I	899,307
Large Cap Growth Portfolio I	1,116,167
Large Cap Value Portfolio I	942,518
Mid Cap Core Portfolio I	600,937
Small Cap Core Portfolio I	369,548

The long futures contracts for each Portfolio are managed by UBS AMPR. These long futures contracts are equity contracts. The following tables present the effect of long futures contracts on the Statement of Operations for the period from April 1, 2025, to September 30, 2025, by underlying risk exposure:

Amount of net realized gain (loss) and unrealized net appreciation (depreciation) on long futures contracts recognized in income:

Portfolio	Risk Exposure	Derivative Contract	Net Realized Gain (Loss)	Change in Unrealized Net Appreciation (Depreciation)
International Portfolio I	Equity Index	Futures contract	$41,349	$1,990
Large Cap Core Portfolio I	Equity Index	Futures contract	137,865	5,433
Large Cap Growth Portfolio I	Equity Index	Futures contract	266,470	1,400
Large Cap Value Portfolio I	Equity Index	Futures contract	88,795	(23,735)
Mid Cap Core Portfolio I	Equity Index	Futures contract	67,870	(1,470)
Small Cap Core Portfolio I	Equity Index	Futures contract	65,187	(1,455)

The following table presents the amount of cash pledged as collateral for futures contracts on the Statement of Assets and Liabilities as of September 30, 2025:

Portfolio	Cash Restricted for Future Contracts
International Portfolio I	$111,353
Large Cap Core Portfolio I	356,120
Large Cap Grow th Portfolio I	577,041
Large Cap Value Portfolio I	296,554
Mid Cap Core Portfolio I	233,134
Small Cap Core Portfolio I	197,662

6. Concentration of Risk

Concentration of risk that arises from financial instruments exists for groups of investments or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

The major concentration of risk arises from the Fund’s investment securities in relation to the location of the issuers or the industries they are engaged in. The concentration by location of issuers and by industries is shown in the Schedule of Investments. At September 30, 2025, the Fund had cash due from UBSTC

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

consisting of a time deposit open account with Citibank Puerto Rico with an aggregate market value as follows:

Portfolios	Puerto Rico Investments	% of Net Assets

International Portfolio I	$340,009	15.46%
Large Cap Core Portfolio I	971,120	12.95%
Large Cap Growth Portfolio I	1,172,039	12.13%
Large Cap Value Portfolio I	923,818	13.99%
Mid Cap Core Portfolio I	599,026	13.03%
Small Cap Core Portfolio I	376,816	15.49%

These deposits were issued by entities located in Puerto Rico and are not guaranteed by the U.S. government or any of its subdivisions. However, they are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000.

Each Portfolio intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (i.e.; the “Puerto Rico Securities Portion”), and such investments will normally consist of cash equivalents. Therefore, the Fund is more susceptible to factors affecting issuers of Puerto Rico securities than an investment company that is not concentrated in Puerto Rico securities to such degree. However, if any Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers (i.e., the 50 States comprising the United States) which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders.

Common stocks and other similar equity securities generally are the riskiest investments in a company and they fluctuate in value more than bonds. A Portfolio could lose all of its investment in a company’s stock.

Certain entities or individuals currently may own (beneficially or of record) or control 5% or more of the units of the International Portfolio I, Large Cap Core Portfolio I, Large Cap Growth Portfolio I, Large Cap Value Portfolio I, Mid Cap Core Portfolio I, and Small Cap Core Portfolio I. Redemptions by these entities or individuals of their holdings in one or more of these Portfolios may impact such Portfolio’s liquidity and NAV. These redemptions may also force such Portfolio to sell securities.

7. Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed by statute or by regulation while others are imposed by procedures established by the Board. The most significant requirements and limitations are discussed below.

Each Portfolio intends to invest up to 80% of its total assets in common stocks and other equity securities of U.S. or foreign companies and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities issued by Puerto Rico entities. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of each Portfolio directly.

Securities held in each Portfolio may be issued by Puerto Rico or U.S. issuers; generally the Portfolios invest primarily in securities of U.S. issuers, with the exception of the International Portfolio I, which primarily invests in sponsored or unsponsored American Depositary Receipts (“ADRs”) representing interests in securities of foreign issuers and foreign stocks.

Each Portfolio may make certain short-term high-quality investments of up to 100% of its assets for temporary or defensive purposes, subject to certain conditions. Temporary investments of each Portfolio will be invested in money market funds or other temporary investments and may lend its securities to qualified buyers. Each Portfolio also may invest in repurchase agreements, derivative instruments, and when issued and delayed delivery securities with respect to its Puerto Rico Securities Portion. In addition, the Fund, on behalf of a Portfolio, may borrow money in an amount up to 5% of such Portfolio’s total assets for temporary purposes and to meet redemptions.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

8. Components of Distributable Earnings (Accumulated Losses)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities was as follows:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Cost of Investments	$1,293,904	$3,338,115	$5,581,223	$3,201,353

Gross appreciation	$300,280	$2,849,355	$2,370,041	$2,250,671
Gross depreciation	(62,544)	(1,117)	(31,809)	(52,372)

Net appreciation (depreciation)	237,736	2,848,238	2,338,232	2,198,299

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Cost of Investments	$3,089,492	$1,533,506

Gross appreciation	$923,572	$383,059
Gross depreciation	(281,918)	(127,572)

Net appreciation (depreciation)	641,654	255,487

The Fund’s policy, as stated in the Prospectus, is to distribute substantially all net income. In order to maintain a stable level of dividends, however, the Fund may at times pay more or less the net income earned in a particular year.

The undistributed net income (loss) and components of total distributable (accumulated losses) for the period from April 1, 2025, to September 30, 2025, and at the fiscal year ended March 31, 2025 were as follows:

September 30, 2025:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Undistributed net income (loss) at the end of the period	$39,213	$(4,176,814)	$(5,666,521)	$(1,552,420)
Accumulated net realized gain (loss) from investment and futures	245,147	8,810,993	12,973,373	5,953,155
Unrealized net appreciation (depreciation) from investment and futures	368,496	2,864,261	2,351,403	2,201,539

Total Distributable Earnings (Accumulated Loss)	$652,856	$7,498,440	$9,658,255	$6,602,274

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Undistributed net income (loss) at the end of the period	$(3,901,173)	$(2,646,138)
Accumulated net realized gain (loss) from investment and futures	7,858,596	4,826,805
Unrealized net appreciation (depreciation) from investment and futures	638,474	251,332

Total Distributable Earnings (Accumulated Loss)	$4,595,897	$2,431,999

March 31, 2025:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Undistributed net income (loss) at the end of the year	$36,842	$(762,081)	$(1,523,747)	$(80,904)
Accumulated net realized gain (loss) from investment and futures	100,446	5,571,258	8,275,582	4,606,246
Unrealized net appreciation (depreciation) from investment and futures	282,973	1,952,981	1,563,049	1,727,437

Total Distributable Earnings (Accumulated Loss)	$420,261	$6,762,158	$8,314,884	$6,252,779

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Undistributed net income (loss) at the end of the year	$(796,090)	$(571,989)
Accumulated net realized gain (loss) from investment and futures	4,815,790	2,882,473
Unrealized net appreciation (depreciation) from investment and futures	427,992	(43,885)

Total Distributable Earnings (Accumulated Loss)	$4,447,692	$2,266,599

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

9. Risks and Uncertainties

The Fund and its Portfolios are exposed to various types of risks, such as portfolio manager oversight, conflict of interest, equity, geographic concentration, industry concentration, futures, fixed income securities, non-diversification, fund of funds and bankruptcy risks, among others. This list is qualified by reference to the more detailed information provided in the offering documentation for the securities issued by the Fund.

Investment and Market Risk. Each Portfolio’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including, among other things, (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general.

Puerto Rico and other countries and regions in which the Fund may invest where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business are susceptible to natural disasters (e.g., fire, flood, earthquake, storm and hurricane), epidemics/pandemics or other outbreaks of serious contagious diseases. The occurrence of a natural disaster or epidemic/pandemic could, directly or indirectly, adversely affect and severely disrupt the business operations, economies and financial markets of many countries (even beyond the site of the natural disaster or epidemic/pandemic) and could adversely affect the Fund’s investment program or the Investment Adviser’s ability to do business. In addition, terrorist attacks, or the fear of or the precautions taken in anticipation of such attacks, could, directly or indirectly, materially and adversely affect certain industries in which the Fund invests or could affect the countries and regions in which the Fund invests, where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business. Other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared) could also have a material adverse impact on the financial condition of industries or countries in which the Fund invests.

In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Portfolios. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide. A pandemic or any other outbreak of an infectious disease or serious environmental or public health concern could have, a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact the Portfolios. To the extent the Portfolios are overweight in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

Portfolio Risk. There is no assurance that the investment approaches used by the Investment Adviser or the Equity Portion Portfolio Managers selected by the Investment Adviser will be successful, and certain Portfolios may be more or less successful than others. The overall benefit of an investment in the Fund also may depend on the investor’s choices among the Portfolios.

Conflicts of Interest Risk. The Investment Adviser (and its affiliates) may have interests that compete with those of the Fund and the Portfolios, for example, because they may engage in transactions directly with the Fund, subject to applicable law. Those entities and the Equity Portion Portfolio Managers also may have interests in, or business relationships with, a company in which the Portfolio invests, and those interests may conflict with those of the Portfolio.

Equity Risk. Common stocks and other similar equity securities generally are more risky investments in a company and they fluctuate in value more than bonds. The Portfolios could lose all of their investment in a company’s stock.

Foreign Securities Risk. The International Portfolio I invests primarily in ADRs representing interests in securities of foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities that they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable Portfolio will lose money. These risks include difficulties in pricing securities, defaults on foreign government securities, difficulties enforcing favorable legal judgments in

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Puerto Rico Concentration Risk. Under normal conditions, the Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolios invest in other Puerto Rico securities, they will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of the Portfolios could cause significant fluctuations in the Portfolios’ NAV. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial services companies. Because market risk may affect a single issuer, industry (such as Puerto Rico financial services companies), or sector of the economy, the Portfolios may experience greater price volatility than if they held more diversified investments.

In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect the Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by the Portfolios in such securities is subject to their availability in the open market.

Futures. The Portfolios may invest a portion of their Equity Portion in futures contracts in the relevant stock index for each Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolios plan to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Derivatives Risk. The Portfolios may use financial instruments referred to as derivatives with respect to their respective Puerto Rico Securities Portion, which derive their value from another security, a commodity (such as gold or oil), or an index (a measure of value or rates). The Portfolios’ investments in derivatives may fall more rapidly than other investments. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Portfolios. For example, investments in derivatives linked to an equities or commodities index may subject a Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If a Portfolio invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in futures involve the risk of imperfect correlation between movements in the price of such futures and movements in the price of the underlying securities or interest rates.

Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value at-risk. To ensure compliance with this Rule, the Fund has adopted policies and procedures as a limited derivatives user. This Fund limits its derivative exposure to 10% of its net assets, therefore, will not be required to adopt a full derivative risk management program and would not be subject to the Rule 18f-4’s Board oversight and reporting requirements. The Fund still must adopt policies and procedures reasonably designed to manage the Fund’s level of derivatives risk. Also, the Fund should be required to manage its derivatives risk, including, but not limited to, leverage risk, market risk, liquidity risk, counterparty risk, operational risk, legal risk, and any risks

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

that the Investment Adviser deems material. Such risk management includes daily monitoring of the Fund’s derivatives exposure.

Credit and Interest Rate Risks. Each Portfolio is authorized with respect to its Puerto Rico Securities Portion to invest in bonds and other income-producing securities, such as preferred stock. These securities are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. The Portfolios may invest in preferred stock and subordinated debt of Puerto Rico issuers that may be unrated or rated below investment grade, provided that either (i) the issuer of such preferred stock or subordinated debt has senior unsecured debt rated investment grade by a nationally recognized statistical rating organization or (ii) if such issuer does not have senior unsecured debt rated investment grade, the Fund’s Investment Adviser or sub-advisers determine that such issuer’s senior unsecured debt is of comparable credit quality. The Portfolios also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser or sub-advisers determine to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of each Portfolio’s total assets.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of a Portfolio’s investments in bonds will fall as a result.

Illiquid Securities Risk. The Portfolios may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of the Portfolio.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio so that an investor has the exclusive right to the assets, income, and profits from the Portfolio(s) in which it invests, and only bear the expenses, deductions, and costs properly attributable or allocated to those Portfolio(s).

The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to affect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Equity Portion Portfolio Manager Oversight Risks. Because the Equity Portion Portfolio Manager or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the Portfolios independently, the Investment Adviser may not always have access to information concerning the securities positions of the Portfolios at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Manager and/or sub-advisers.

Mid and Small Cap Company Risk. The Mid Cap Core Portfolio I and the Small Cap Core Portfolio I may invest to a significant degree in common stocks of mid and small cap companies, respectively. These companies present greater risks because they generally are more vulnerable to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

Russia-Ukraine Conflict Risk. The Russian Federation invaded Ukraine on February 24, 2022. Geopolitical tensions have risen significantly in response and the United States, the United Kingdom, European Union

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2025, to September 30, 2025 (Unaudited)

member states, and other countries have imposed economic sanctions on the Russian Federation, parts of Ukraine, as well as various designated parties. As further military conflicts and economic sanctions continue to evolve, it has become increasingly difficult to predict the impact of these events or how long they will last. Depending on direction and timing, the Russian Federation-Ukraine conflict may significantly exacerbate the normal risks associated with the Fund and its Portfolios, and result in adverse changes to, among other things: (i) general economic and market conditions; (ii) shipping and transportation costs and supply chain constraints; (iii) interest rates, currency exchange rates, and expenses associated with currency management transactions; (iv) demand for investments; (v) available credit in certain markets; (vi) import and export activity from certain markets; and (vii) laws, regulations, treaties, pacts, accords, and governmental policies. Economic and military sanctions related to the Russian Federation-Ukraine conflict, or other conflicts, have the potential to gravely impact markets, global supply and demand, import/export policies, and the availability of labor in certain markets. There is no guarantee that such sanctions and economic actions will abate or that more restrictive measures will not be put in place in the near term. Moreover, it is expected that the Russian Federation-Ukraine military conflict could spark further sanctions and/or military conflicts which will impact other regions. The foregoing could seriously impact the Fund’s operations, its ability to realize its investment objectives in a timely manner, and the performance of the Portfolios.

10. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not had prior claims or losses for indemnifications and expects the risk of loss to be remote.

11. Subsequent Events

Events and transactions from October 1, 2025, through November 26, 2025 (the date the semi-annual financial statements were available to be distributed), have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or additional disclosure in the Fund’s financial statements through this date.

OTHER INFORMATION (Unaudited)

Unitholder Meeting

The overall management of the business and affairs of the Fund is vested with UBS Trust Company of Puerto Rico, as the trustee of the Fund (the “Trustee”) and the Board of Directors. The Fund does not hold annual or other regular meetings of unitholders for the purpose of electing directors or otherwise. The unitholders do not have the right to elect directors, except if less than 50% of all directors then holding office shall have been initially designated to such office by the Trustee or elected to such office by the holders of the outstanding units of the Fund. At such election meeting, directors shall be elected to succeed those directors who have been elected by the Board of Directors since the previous election meeting, so that at least 66 2/3% of the Directors holding office shall have been elected by the unitholders.

At inception of the Fund, the initial members of the Board of Directors were appointed by the Trustee and UBS Financial Services Inc. Subsequently, upon the occurrence of any vacancy and in accordance with the Fund’s Deed of Trust, as amended, such vacancy was filled by appointment by a majority of the remaining members of the Board of Directors or, if an independent director, by appointment by a majority of the remaining independent directors, or by unitholders when so required by the Deed of Trust.

Statement Regarding Basis for Approval of Investment Advisory Contract and Investment Sub-Advisory Agreements

The Board of the Fund met on May 9, 2025 (the “Meeting”) to consider the approval of the investment advisory contract by and between the Fund and UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (the “Investment Adviser”), as well as the investment sub-advisory agreements (collectively with the investment advisory contract, the “Advisory Agreements”) by and between UBS Asset Managers of Puerto Rico and each of Atalanta Sosnoff Capital, LLC, Cambiar Investors, LLC, The London Company of Virginia, LLC and Winslow Capital Management, LLC (the “Sub-Advisers”, taken together with the Investment Adviser, the “Investment Advisers”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Investment Adviser, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objective(s). The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Investment Advisers with respect to such matters.

The independent members of the Board (the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreements. In evaluating the Advisory Agreements, including the specific fee structures and other terms of such agreements, the Board was informed by multiple years of analysis and discussion amongst themselves and the Investment Advisers. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreements for the Fund were fair and reasonable and that the Investment Advisers’ fees were reasonable in light of the services provided to the Fund.

Nature, Extent, and Quality of Services. In evaluating the Advisory Agreements, the Board considered, in relevant part, the nature, extent and quality of the Investment Advisers’ services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Investment Advisers provide to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory, or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Investment Advisers provide portfolio management services for the Fund. In addition to portfolio management, as applicable, the Board considered the wide range of administrative or non-advisory services the Investment Advisers provide to manage and operate the Fund (in addition to those provided by other third parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent, and other intermediaries); Board support and administration (such as overseeing the organization of Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions); shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually, overseeing the preparation of the Fund’s registration statements and regulatory filings, overseeing the valuation of portfolio securities and daily pricing, helping to ensure the Fund complies with its portfolio limitations and restrictions, voting proxies on behalf of the Fund, monitoring the liquidity of the portfolios, providing compliance training for personnel and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

In addition to the services provided by the Investment Advisers, the Independent Directors also considered the risks borne by the Investment Advisers in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational, and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent, and quality of services provided under the Advisory Agreements were satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Investment Advisers, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report prepared by Broadridge which generally provided the Fund’s performance data for the one, three, five, and ten-year periods ended December 31, 2024 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreements supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) and/or representatives of the Investment Advisers during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate, and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds (the Broadridge Expense Group). The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management and sub-advisory fee rates (together the “management fee rates”), the Board considered the Investment Advisers’ rationale for proposing the management fee rates of the Fund which included its evaluation of, among other things, the value of the potential services being provided (e.g., the expertise of the Investment Advisers with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds), and the economics to the Investment Advisers (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers, if applicable, proposed by the Investment Advisers to keep expenses to certain levels and reviewed the amounts the Investment Advisers had waived or reimbursed over the last fiscal years, if applicable; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered the Fund’s net management fee and net total expense ratio in light of its performance history.

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting each Investment Adviser’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Investment Adviser for the year ended December 31, 2024. The Independent Directors also considered the overall financial condition of the Investment Advisers and the Investment Advisers’ representations regarding the stability of each firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Investment Adviser derived from its relationship with the Fund for the fiscal year ended December 31, 2024, on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Investment Adviser’s revenues, expenses, and net income (pre-tax and after-tax) and the net profit margins (pre-tax and after-tax). The Independent Directors also reviewed the level of profitability realized by the Investment Adviser including and excluding distribution expenses incurred by the Investment Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Investment Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a fund-by-fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of the Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Investment Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Investment Adviser. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Investment Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Investment Advisers may receive as a result of their relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Investment Advisers may receive as a result of their association with the Fund. The Independent Directors took these indirect benefits into account when assessing the level of management fee rates paid to the Investment Advisers and concluded that the indirect benefits received were reasonable.

INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley Austin, LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper (Puerto Rico) LLC

500 Calle de la Tanca, Ochoa Building Suite 401

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Vicente J. León

Director

Luis M. Pellot-González

Director

Clotilde Pérez

Director

José J. Villamil

Director

José Grau

Treasurer

Heydi Cuadrado

Assistant Treasurer and Vice President

Edward Ramos

Vice President

María Vilaro

Vice President

Liana Loyola, Esq.

Secretary

Luz Nereida Colón

Chief Compliance Officer

Remember that:

•	Mutual Fund’s units are not bank deposits or FDIC insured.
•	Mutual Fund’s units are not obligations of or guaranteed by UBS Financial Services Incorporated of Puerto Rico or any of its affiliates.
•	Mutual Fund’s units are subject to investment risks, including possible loss of the principal amount invested.

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Multi-Select Securities Fund For Puerto Rico Residents, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration paid to directors, officers, and others of open-end investment companies is included as part of the report to unitholders filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Statement Regarding Basis for Approval of Investment Advisory Contract for the Registrant is included as part of the report to shareholders included under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which unitholders may recommend nominees to the Fund’s Board of Trustees during the period covered by this Form N-CSR.

Item 16. Controls and Procedures.

(a)  The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

(b)  There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)  Not applicable.

(b)  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a)  Not applicable.

(b)  Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications of the Fund’s principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Fund’s principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	December 5, 2025

By:	/s/ José Grau
José Grau
Treasurer

Date:	December 5, 2025